                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2009

ITEM 1. REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - ANNUAL REPORT FOR PERIOD ENDING DECEMBER 31, 2009

[LOGO OF USAA]
   USAA(R)

                      [GRAPHIC OF USAA S&P 500 INDEX FUND]

 =============================================

       ANNUAL REPORT
       USAA S&P 500 INDEX FUND
       MEMBER SHARES o REWARD SHARES
       DECEMBER 31, 2009

 =============================================

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FUND OBJECTIVE

SEEKS TO MATCH, BEFORE FEES AND EXPENSES, THE PERFORMANCE OF THE S&P 500 INDEX.

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TYPES OF INVESTMENTS

Normally, at least 80% of the Fund's assets will be invested in the stocks of companies composing the S&P 500 Index.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               7

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

    Distributions to Shareholders                                             15

    Report of Independent Registered Public Accounting Firm                   16

    Portfolio of Investments                                                  17

    Notes to Portfolio of Investments                                         38

    Financial Statements                                                      40

    Notes to Financial Statements                                             43

EXPENSE EXAMPLE                                                               59

TRUSTEES' AND OFFICERS' INFORMATION                                           61

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE
RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY
USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS
ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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PRESIDENT'S MESSAGE

"LOOKING BACK AT THE MARKET DECLINE,
MANY INVESTORS WERE NOT APPROPRIATELY            [PHOTO OF DANIEL S. McNAMARA]
POSITIONED RELATIVE TO THEIR RISK
TOLERANCE."

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JANUARY 2010

Equities had a remarkable run during 2009. Between March 9, 2009, when the market reached a bottom and the end of the year, stock prices steadily climbed.
Although the rally did not completely erase the declines of 2008, the market has established a beachhead and is moving in the right direction. Likewise, the worst of the Great Recession appears to be over. After three quarters of negative growth, the gross domestic product (GDP) -- the broadest measure of
U.S. economic activity -- rose by 2.2% in the third quarter of 2009. Other important measures of economic activity have also trended higher, including industrial production, retail sales, and residential real estate sales.

Will the recovery be swift? Or will there be a "double dip?" I say "no" to both questions. Significant assets -- including vast amounts of U.S. government stimulus -- have been thrown into the breach. As a result, I don't expect the economy to fall back into a recession. But I don't expect a quick recovery either. Instead, I anticipate a slow and steady slog with lower economic growth than the United States has enjoyed in recent decades. Access to credit is likely to remain tight until the securitization markets heal and banks relax lending standards. Most consumers and businesses will continue rebuilding their balance sheets by increasing their savings rate and reducing their spending and borrowing. While the outlook for job growth has improved, unemployment is likely to persist at an uncomfortably high level for most of 2010.

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2  | USAA S&P 500 INDEX FUND
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I also think the equity market is expecting a strong cyclical recovery.
Although many stocks seemed to trade at appropriate levels at the end of 2009, we see support for some growth in prices over the near term. Meanwhile, consensus forecasts (which are based on individual company estimates) call for corporate earnings growth of 30% or more during 2010. Meeting these expectations will require significant top-line revenue growth, not just more cost cutting.
USAA's expectations are more in line with top-down earnings forecasts in the 8%
to 15% range.

Of course, no one really knows what will happen. That's why it is important to revisit your investment plan. A new year is an opportune time to stop and take stock. Looking back at the market decline, many investors were not appropriately positioned relative to their risk tolerance. With this in mind, I have undertaken a review of my own investment portfolio. The process gives me the opportunity to reflect on my goals, re-evaluate my risk tolerance, consider changes in my investment strategy, and reposition my portfolio accordingly. I urge you to do the same. Our trained service representatives are standing ready to assist you -- free of charge.

At USAA Investment Management Company, we appreciate the trust you have placed in us. We will continue to offer what we consider an excellent value -- some of the industry's top investment talent, first-class service, and no-load mutual funds. Thank you for the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

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o   HOW DID THE USAA S&P 500 INDEX FUND (THE FUND) PERFORM DURING 2009?

    The Fund closely tracked its benchmark, the S&P 500(R) Index (the Index), for the year ended December 31, 2009. The Fund produced a return of 26.28%
    (Member Shares) and 26.47% (Reward Shares) for the period, as compared to
    26.46% for the benchmark. The broad-based index is a group of large-company stocks that is not available for direct investment.

    Though recovering from a negative year in 2008, large-cap stocks underperformed both mid-cap stocks and small-caps stocks in 2009. Mid-cap stocks, as represented by the S&P 400(R) MidCap Index, returned 37.38% for the period and small-cap stocks, as represented by the Russell 2000(R)
    Index, returned 27.17%.

o   WHAT WERE MARKET CONDITIONS DURING THE PERIOD?

    The beginning of the first quarter in 2009 continued to be marked by extreme volatility in equity markets around the world as grim economic news persisted, including the announcement that the United States officially slid into a recession. Increasing unemployment, decreases in manufacturing, and continued weakness in consumer spending plagued the first quarter. In the face of a rapidly crumbling economy, President Barack Obama's new administration passed a $787 billion stimulus plan on February 17, 2009.
    The U.S stock market

    Refer to pages 10 and 12 for benchmark definitions.

    Past performance is no guarantee of future results.

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4  | USAA S&P 500 INDEX FUND

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    hit a low for the year on March 9, 2009. International markets staged a rally in late March 2009 when U.S. Treasury Secretary Timothy Geithner provided additional details on the government's plan to relieve banks of their toxic assets and improve the flow of credit.

    The stock market rally that began in March 2009 displayed no signs of a slowdown during the third quarter of the year. By the end of September
    2009, the Index had climbed 58.25% from its low on March 9, 2009. This recovery was supported in part by an improvement in economic data such as second-quarter GDP growth numbers that came in at a revised -0.7%, a substantial improvement from the first quarter GDP results. Third-quarter market performance also was boosted by a number of corporate earnings reports that beat expectations.

    The fourth quarter began on a weak note following substandard macroeconomic data and questions about the quality of company earnings. The indexes improved in November and December, benefiting from stronger macroeconomic data and earnings announcements and as more banks repaid their Troubled
    Asset Relief Program (also known as "TARP") loans in full following large equity offerings. Positive news in December included an unexpected increase in U.S. pending home sales, the Federal Reserve Board pledged to keep rates low, and a report of better-than-expected sales forecast from auto makers.

o   PLEASE DESCRIBE SECTOR PERFORMANCE.

    All sectors posted positive returns for the year ending 2009. The largest gain was seen in Information Technology, which returned 61.72% for the year. Information Technology is the largest sector in the Index representing 19.86%. Other strong performers were Consumer Discretionary and Industrials which posted returns of 41.30% and 20.93% respectively.
    Financials, with a weight of 14.38% of the Index returned 17.22% for the year.

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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o   WHAT INVESTMENT STRATEGIES WILL YOU PURSUE FOR THE FUND IN 2010?

    We don't manage the Fund according to a given outlook for the equity markets or the economy in general, because we're managing an index fund that seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Index. Nevertheless, we will monitor economic conditions and their effect on the financial markets as we seek to track closely the index's performance.

    Thank you for your investment in the Fund.

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6  | USAA S&P 500 INDEX FUND

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FUND RECOGNITION

USAA S&P 500 INDEX FUND

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                             LIPPER LEADER (OVERALL)
                            MEMBER AND REWARD SHARES

                                       [5]
                                       TAX
                                   EFFICIENCY

The Fund's Member and Reward shares are listed as a Lipper Leader for Tax
Efficiency among 159 funds within the Lipper S&P 500 Index Funds category for the overall period ended December 31, 2009. The Fund's Member and Reward shares received a Lipper Leader rating for Tax Efficiency amongst 159 and 143 funds for the three- and five-year periods, respectively, and the Fund's Member shares received a Lipper Leader rating among 96 funds for the 10-year period. Lipper ratings for Tax Efficiency reflect funds' historical success in postponing taxable distributions relative to peers as of December 31, 2009. Tax efficiency offers no benefits to investors in tax-sheltered accounts such as 401(k) plans.

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                                                           FUND RECOGNITION |  7

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                            LIPPER LEADERS (OVERALL)
                                  REWARD SHARES

                [5]                    [5]                     [5]
            TOTAL RETURN           PRESERVATION              EXPENSE

The Fund's Reward Shares are listed as a Lipper Leader for Total Return and
Expense among 164 and 49 funds, respectively, within the Lipper S&P 500 Index
Funds category, and for Preservation among 9,246 equity funds, for the overall period ended December 31, 2009. The Fund's Reward Shares received a Lipper
Leader rating for Total Return among 164 and 148 funds for the three- and five-year periods, respectively, a Lipper Leader rating for Preservation among
7,392 funds for the five-year period and a score of 4 among 9,246 funds for the three-year period within the Lipper S&P 500 Index Funds category. The Fund's
Reward shares received a Lipper Leader rating for Expense among 49 and 41 equity funds for the three- and five-year periods, respectively. Lipper ratings for
Total Return reflect funds' historical total return performance relative to peers as of December 31, 2009. Lipper ratings for Preservation reflect funds'
historical loss avoidance relative to other funds within the same asset class as of December 31, 2009. Preservation ratings are relative, rather than absolute, measures, and funds named Lipper Leaders for Preservation may still experience losses periodically; those losses may be larger for equity and mixed equity funds than for fixed-income funds. Lipper ratings for Expense reflect funds'
expense minimization relative to peers with similar load structures as of
December 31, 2009.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Total Return, Preservation, and Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20%
of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010,
Reuters, All Rights Reserved.

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8  | USAA S&P 500 INDEX FUND
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INVESTMENT OVERVIEW

USAA S&P 500 INDEX FUND MEMBER SHARES (Ticker Symbol: USSPX)

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                                            12/31/09                12/31/08
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Net Assets                              $1,831.6 Million        $1,446.2 Million
Net Asset Value Per Share                     $16.71                  $13.51

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                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/09
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    1 Year                         5 Years                           10 Years
    26.28%                          0.24%                             -1.17%

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                                 EXPENSE RATIO*
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   Before Reimbursement    0.38%            After Reimbursement        0.25%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
USAA.COM.

* THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY
1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER
REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO)
AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009. IMCO HAS VOLUNTARILY
AGREED TO LIMIT THE MEMBER SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.25%,
BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED
FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS
AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE
EXPENSE RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL
HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The performance data excludes the impact of a $10 account maintenance fee that is assessed on accounts of less than $10,000.
Performance of Member Shares will vary from Reward Shares due to differences in expenses.

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                                                        INVESTMENT OVERVIEW |  9

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                                  MEMBER SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                   USAA S&P 500 INDEX
                           S&P 500 INDEX          FUND -- MEMBER SHARES
12/31/1999                  $10,000.00                 $10,000.00
 1/31/2000                    9,497.58                   9,498.25
 2/29/2000                    9,317.79                   9,319.37
 3/31/2000                   10,229.34                  10,222.78
 4/30/2000                    9,921.58                   9,916.45
 5/31/2000                    9,718.02                   9,706.39
 6/30/2000                    9,957.60                   9,942.70
 7/31/2000                    9,801.92                   9,789.19
 8/31/2000                   10,410.76                  10,394.44
 9/30/2000                    9,861.14                   9,846.39
10/31/2000                    9,819.45                   9,802.41
11/30/2000                    9,045.29                   9,028.42
12/31/2000                    9,089.56                   9,073.05
 1/31/2001                    9,412.05                   9,392.04
 2/28/2001                    8,553.84                   8,535.32
 3/31/2001                    8,011.95                   7,992.72
 4/30/2001                    8,634.57                   8,609.65
 5/31/2001                    8,692.42                   8,664.49
 6/30/2001                    8,480.86                   8,449.96
 7/31/2001                    8,397.37                   8,367.47
 8/31/2001                    7,871.68                   7,845.08
 9/30/2001                    7,236.02                   7,211.26
10/31/2001                    7,374.00                   7,349.23
11/30/2001                    7,939.64                   7,910.32
12/31/2001                    8,009.19                   7,976.10
 1/31/2002                    7,892.31                   7,860.57
 2/28/2002                    7,740.11                   7,708.07
 3/31/2002                    8,031.21                   7,994.76
 4/30/2002                    7,544.29                   7,508.12
 5/31/2002                    7,488.71                   7,452.51
 6/30/2002                    6,955.29                   6,918.96
 7/31/2002                    6,413.10                   6,384.23
 8/31/2002                    6,455.20                   6,421.43
 9/30/2002                    5,753.65                   5,722.65
10/31/2002                    6,260.07                   6,227.18
11/30/2002                    6,628.53                   6,591.56
12/31/2002                    6,239.12                   6,206.29
 1/31/2003                    6,075.68                   6,037.41
 2/28/2003                    5,984.52                   5,948.28
 3/31/2003                    6,042.62                   5,999.79
 4/30/2003                    6,540.35                   6,494.27
 5/31/2003                    6,884.95                   6,833.35
 6/30/2003                    6,972.78                   6,915.52
 7/31/2003                    7,095.72                   7,038.34
 8/31/2003                    7,234.10                   7,170.60
 9/30/2003                    7,157.28                   7,090.26
10/31/2003                    7,562.16                   7,493.39
11/30/2003                    7,628.70                   7,555.04
12/31/2003                    8,028.78                   7,947.34
 1/31/2004                    8,176.15                   8,090.11
 2/29/2004                    8,289.80                   8,199.56
 3/31/2004                    8,164.73                   8,075.50
 4/30/2004                    8,036.56                   7,946.63
 5/31/2004                    8,146.84                   8,051.63
 6/30/2004                    8,305.26                   8,205.96
 7/31/2004                    8,030.38                   7,933.06
 8/31/2004                    8,062.86                   7,961.79
 9/30/2004                    8,150.19                   8,044.79
10/31/2004                    8,274.70                   8,169.74
11/30/2004                    8,609.51                   8,496.53
12/31/2004                    8,902.48                   8,782.37
 1/31/2005                    8,685.48                   8,569.46
 2/28/2005                    8,868.26                   8,748.50
 3/31/2005                    8,711.22                   8,592.63
 4/30/2005                    8,546.00                   8,427.48
 5/31/2005                    8,817.93                   8,694.64
 6/30/2005                    8,830.44                   8,705.75
 7/31/2005                    9,158.84                   9,027.65
 8/31/2005                    9,075.27                   8,944.74
 9/30/2005                    9,148.77                   9,015.82
10/31/2005                    8,996.26                   8,864.00
11/30/2005                    9,336.51                   9,197.01
12/31/2005                    9,339.76                   9,201.10
 1/31/2006                    9,587.06                   9,442.20
 2/28/2006                    9,613.08                   9,466.80
 3/31/2006                    9,732.73                   9,583.81
 4/30/2006                    9,863.42                   9,707.32
 5/31/2006                    9,579.54                   9,430.67
 6/30/2006                    9,592.53                   9,441.48
 7/31/2006                    9,651.70                   9,496.06
 8/31/2006                    9,881.34                   9,719.32
 9/30/2006                   10,135.98                   9,969.01
10/31/2006                   10,466.28                  10,292.84
11/30/2006                   10,665.30                  10,487.14
12/31/2006                   10,814.91                  10,630.50
 1/31/2007                   10,978.47                  10,790.66
 2/28/2007                   10,763.74                  10,580.45
 3/31/2007                   10,884.13                  10,696.50
 4/30/2007                   11,366.25                  11,169.00
 5/31/2007                   11,762.88                  11,556.04
 6/30/2007                   11,567.46                  11,365.01
 7/31/2007                   11,208.81                  11,011.75
 8/31/2007                   11,376.83                  11,173.24
 9/30/2007                   11,802.31                  11,591.23
10/31/2007                   11,990.05                  11,773.69
11/30/2007                   11,488.78                  11,276.99
12/31/2007                   11,409.08                  11,196.18
 1/31/2008                   10,724.74                  10,523.80
 2/29/2008                   10,376.34                  10,182.51
 3/31/2008                   10,331.54                  10,133.02
 4/30/2008                   10,834.72                  10,629.43
 5/31/2008                   10,975.06                  10,762.49
 6/30/2008                   10,049.82                   9,854.15
 7/31/2008                    9,965.34                   9,771.86
 8/31/2008                   10,109.48                   9,910.72
 9/30/2008                    9,208.65                   9,022.85
10/31/2008                    7,662.08                   7,507.83
11/30/2008                    7,112.29                   6,964.91
12/31/2008                    7,187.97                   7,038.79
 1/31/2009                    6,582.12                   6,444.85
 2/28/2009                    5,881.27                   5,757.12
 3/31/2009                    6,396.44                   6,261.67
 4/30/2009                    7,008.64                   6,859.52
 5/31/2009                    7,400.65                   7,242.35
 6/30/2009                    7,415.34                   7,257.82
 7/31/2009                    7,976.21                   7,805.98
 8/31/2009                    8,264.18                   8,085.33
 9/30/2009                    8,572.56                   8,385.19
10/31/2009                    8,413.31                   8,226.38
11/30/2009                    8,917.97                   8,718.70
12/31/2009                    9,090.23                   8,888.41

                                   [END CHART]

                         Data from 12/31/99 to 12/31/09.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500
Index Fund's Member Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and
"500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE
PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

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10  | USAA S&P 500 INDEX FUND

================================================================================

USAA S&P 500 INDEX FUND REWARD SHARES (Ticker Symbol: USPRX)

--------------------------------------------------------------------------------
                                           12/31/09                12/31/08
--------------------------------------------------------------------------------
Net Assets                              $894.0 Million          $697.8 Million
Net Asset Value Per Share                   $16.71                  $13.51

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/09
--------------------------------------------------------------------------------
    1 Year                     5 Years               Since Inception 5/01/02
    26.47%                      0.36%                         2.24%

--------------------------------------------------------------------------------
                                 EXPENSE RATIO*
--------------------------------------------------------------------------------
   Before Reimbursement    0.22%                  After Reimbursement   0.09%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF
FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE
DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO
THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR
ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT
usaa.com.

* THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING
EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY
ACQUIRED FUND FEES AND EXPENSES AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY
1, 2009, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER
REIMBURSEMENT EXPENSE RATIO REPRESENTS TOTAL ANNUAL OPERATING EXPENSES, BEFORE
REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED FUND FEES
AND EXPENSES, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY (IMCO)
AS REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009. IMCO HAS VOLUNTARILY
AGREED TO LIMIT THE REWARD SHARES' TOTAL ANNUAL OPERATING EXPENSES TO 0.09%,
BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY ACQUIRED
FUND FEES AND EXPENSES, AND TO REIMBURSE THE FUND FOR EXPENSES IN EXCESS OF THIS
AMOUNT. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THESE EXPENSE
RATIOS MAY DIFFER FROM THE EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                                  REWARD SHARES

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                USAA S&P 500 INDEX
                         S&P 500 INDEX         FUND -- REWARD SHARES
 4/30/2002                $10,000.00                 $10,000.00
 5/31/2002                  9,926.33                   9,834.86
 6/30/2002                  9,219.27                   9,132.62
 7/31/2002                  8,500.59                   8,426.81
 8/31/2002                  8,556.40                   8,482.04
 9/30/2002                  7,626.50                   7,559.41
10/31/2002                  8,297.76                   8,225.87
11/30/2002                  8,786.15                   8,707.21
12/31/2002                  8,269.98                   8,200.15
 1/31/2003                  8,053.34                   7,977.01
 2/28/2003                  7,932.51                   7,859.25
 3/31/2003                  8,009.53                   7,935.34
 4/30/2003                  8,669.28                   8,582.61
 5/31/2003                  9,126.04                   9,030.72
 6/30/2003                  9,242.45                   9,144.24
 7/31/2003                  9,405.41                   9,306.64
 8/31/2003                  9,588.84                   9,481.53
 9/30/2003                  9,487.01                   9,379.66
10/31/2003                 10,023.69                   9,912.95
11/30/2003                 10,111.88                   9,994.52
12/31/2003                 10,642.20                  10,518.03
 1/31/2004                 10,837.53                  10,706.98
 2/29/2004                 10,988.17                  10,858.13
 3/31/2004                 10,822.40                  10,692.00
 4/30/2004                 10,652.50                  10,521.38
 5/31/2004                 10,798.69                  10,660.40
 6/30/2004                 11,008.67                  10,871.11
 7/31/2004                 10,644.31                  10,509.59
 8/31/2004                 10,687.37                  10,547.64
 9/30/2004                 10,803.12                  10,661.87
10/31/2004                 10,968.16                  10,821.09
11/30/2004                 11,411.95                  11,260.56
12/31/2004                 11,800.28                  11,640.03
 1/31/2005                 11,512.65                  11,357.84
 2/28/2005                 11,754.93                  11,595.13
 3/31/2005                 11,546.77                  11,389.20
 4/30/2005                 11,327.77                  11,176.74
 5/31/2005                 11,688.21                  11,530.84
 6/30/2005                 11,704.80                  11,541.98
 7/31/2005                 12,140.09                  11,975.21
 8/31/2005                 12,029.32                  11,865.29
 9/30/2005                 12,126.75                  11,956.26
10/31/2005                 11,924.59                  11,754.93
11/30/2005                 12,375.60                  12,203.05
12/31/2005                 12,379.91                  12,205.16
 1/31/2006                 12,707.70                  12,524.98
 2/28/2006                 12,742.18                  12,557.61
 3/31/2006                 12,900.79                  12,715.75
 4/30/2006                 13,074.02                  12,886.17
 5/31/2006                 12,697.73                  12,512.56
 6/30/2006                 12,714.94                  12,530.42
 7/31/2006                 12,793.38                  12,609.44
 8/31/2006                 13,097.77                  12,905.74
 9/30/2006                 13,435.30                  13,240.27
10/31/2006                 13,873.10                  13,670.15
11/30/2006                 14,136.91                  13,928.08
12/31/2006                 14,335.22                  14,122.06
 1/31/2007                 14,552.02                  14,334.72
 2/28/2007                 14,267.40                  14,055.60
 3/31/2007                 14,426.98                  14,206.41
 4/30/2007                 15,066.03                  14,840.62
 5/31/2007                 15,591.76                  15,354.67
 6/30/2007                 15,332.73                  15,097.99
 7/31/2007                 14,857.34                  14,628.69
 8/31/2007                 15,080.05                  14,849.93
 9/30/2007                 15,644.02                  15,401.95
10/31/2007                 15,892.87                  15,644.40
11/30/2007                 15,228.45                  14,991.15
12/31/2007                 15,122.79                  14,887.77
 1/31/2008                 14,215.71                  13,994.09
 2/29/2008                 13,753.90                  13,533.72
 3/31/2008                 13,694.51                  13,477.98
 4/30/2008                 14,361.48                  14,131.13
 5/31/2008                 14,547.50                  14,314.83
 6/30/2008                 13,321.09                  13,112.08
 7/31/2008                 13,209.11                  12,995.80
 8/31/2008                 13,400.17                  13,187.32
 9/30/2008                 12,206.12                  12,011.53
10/31/2008                 10,156.13                   9,988.97
11/30/2008                  9,427.38                   9,273.51
12/31/2008                  9,527.69                   9,369.04
 1/31/2009                  8,724.63                   8,585.40
 2/28/2009                  7,795.65                   7,669.99
 3/31/2009                  8,478.52                   8,337.74
 4/30/2009                  9,289.99                   9,140.79
 5/31/2009                  9,809.61                   9,650.55
 6/30/2009                  9,829.07                   9,667.85
 7/31/2009                 10,572.51                  10,398.03
 8/31/2009                 10,954.22                  10,777.16
 9/30/2009                 11,362.98                  11,173.88
10/31/2009                 11,151.89                  10,969.31
11/30/2009                 11,820.82                  11,625.35
12/31/2009                 12,049.14                  11,849.24

                                   [END CHART]

                         *Data from 4/30/02 to 12/31/09.

The graph illustrates how a $10,000 hypothetical investment in the USAA S&P 500
Index Fund's Reward Shares closely tracks the S&P 500 Index. The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks.

*The performance of the S&P 500 Index is calculated from the end of the month,
April 30, 2002, while the Reward Shares were introduced on May 1, 2002. There may be a slight variation of the performance numbers because of this difference.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," and
"500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for our use. The USAA S&P 500 Index Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the USAA S&P 500 Index Fund. o Index products incur fees and expenses and may not always be invested in all securities of the index the Fund attempts to mirror. It is not possible to invest directly in an index.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE
PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER
WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

================================================================================

12  | USAA S&P 500 INDEX FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 12/31/09
                                (% of Net Assets)
Exxon Mobil Corp. ......................................................... 3.2%
Microsoft Corp. ........................................................... 2.4%
Apple, Inc. ............................................................... 1.9%
Johnson & Johnson ......................................................... 1.8%
Procter & Gamble Co. ...................................................... 1.8%
International Business Machines Corp. ..................................... 1.7%
AT&T, Inc. ................................................................ 1.7%
JPMorgan Chase & Co. ...................................................... 1.6%
General Electric Co. ...................................................... 1.6%
Chevron Corp. ............................................................. 1.5%

 You will find a complete list of securities that the Fund owns on pages 17-37.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

                     o  SECTOR ALLOCATION* -- 12/31/2009  o

                        [PIE CHART OF SECTOR ALLOCATION]

INFORMATION TECHNOLOGY                                                     19.7%
FINANCIALS                                                                 14.3%
HEALTH CARE                                                                12.6%
ENERGY                                                                     11.4%
CONSUMER STAPLES                                                           11.3%
INDUSTRIALS                                                                10.2%
CONSUMER DISCRETIONARY                                                      9.5%
UTILITIES                                                                   3.7%
MATERIALS                                                                   3.6%
TELECOMMUNICATION SERVICES                                                  3.2%

                                   [END CHART]

* Excludes money market instruments and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

14  | USAA S&P 500 INDEX FUND

================================================================================

DISTRIBUTIONS TO SHAREHOLDERS

--------------------------------------------------------------------------------

The following federal tax information related to the Fund's fiscal year ended
December 31, 2009, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in
January 2010.

100% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

For the tax year ended December 31, 2009, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gains rates.

For the fiscal year ended December 31, 2009, certain dividends paid by the Fund qualify as interest-related dividends. The Fund designates $68,000 as qualifying interest income.

================================================================================

                                             DISTRIBUTIONS TO SHAREHOLDERS |  15

================================================================================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

--------------------------------------------------------------------------------

THE SHAREHOLDERS AND BOARD OF TRUSTEES OF USAA S&P 500 INDEX FUND:

We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the USAA S&P 500 Index Fund (one of the portfolios constituting USAA Mutual Funds Trust) (the "Fund") as of December 31,
2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
USAA S&P 500 Index Fund at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 17, 2010

================================================================================

16  | USAA S&P 500 INDEX FUND

===============================================================================

PORTFOLIO OF INVESTMENTS

December 31, 2009

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            COMMON STOCKS (99.5%)

            CONSUMER DISCRETIONARY (9.5%)
            ----------------------------
            ADVERTISING (0.2%)
  125,600   Interpublic Group of Companies, Inc.*                                        $      927
   85,600   Omnicom Group, Inc.                                                               3,351
                                                                                         ----------
                                                                                              4,278
                                                                                         ----------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
   85,308   Coach, Inc.                                                                       3,116
   16,067   Polo Ralph Lauren Corp.                                                           1,301
   24,668   VF Corp.                                                                          1,807
                                                                                         ----------
                                                                                              6,224
                                                                                         ----------
            APPAREL RETAIL (0.4%)
   24,477   Abercrombie & Fitch Co. "A"                                                         853
  128,773   Gap, Inc.                                                                         2,698
   76,800   Limited Brands, Inc.                                                              1,478
   32,945   Ross Stores, Inc.                                                                 1,407
  115,493   TJX Companies, Inc.                                                               4,221
                                                                                         ----------
                                                                                             10,657
                                                                                         ----------
            AUTO PARTS & EQUIPMENT (0.2%)
  184,394   Johnson Controls, Inc.                                                            5,023
                                                                                         ----------
            AUTOMOBILE MANUFACTURERS (0.3%)
  897,069   Ford Motor Co.*                                                                   8,971
                                                                                         ----------
            AUTOMOTIVE RETAIL (0.1%)
   24,711   AutoNation, Inc.*                                                                   473
    7,899   AutoZone, Inc.*                                                                   1,249
   37,100   O'Reilly Automotive, Inc.*                                                        1,414
                                                                                         ----------
                                                                                              3,136
                                                                                         ----------
            BROADCASTING (0.1%)
  181,071   CBS Corp. "B"                                                                     2,544
                                                                                         ----------
            CABLE & SATELLITE (1.0%)
  776,173   Comcast Corp. "A"                                                                13,086
  259,966   DIRECTV "A"*                                                                      8,670

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

   22,600   Scripps Networks Interactive "A"                                             $      938
   96,871   Time Warner Cable, Inc.                                                           4,010
                                                                                         ----------
                                                                                             26,704
                                                                                         ----------
            CASINOS & GAMING (0.1%)
   82,696   International Game Technology                                                     1,552
   19,979   Wynn Resorts Ltd.                                                                 1,164
                                                                                         ----------
                                                                                              2,716
                                                                                         ----------
            COMPUTER & ELECTRONICS RETAIL (0.2%)
   93,250   Best Buy Co., Inc.                                                                3,680
   44,000   GameStop Corp. "A"*                                                                 965
   37,500   RadioShack Corp.                                                                    731
                                                                                         ----------
                                                                                              5,376
                                                                                         ----------
            CONSUMER ELECTRONICS (0.0%)
   20,965   Harman International Industries, Inc.                                               740
                                                                                         ----------
            DEPARTMENT STORES (0.4%)
   62,900   J.C. Penney Co., Inc.                                                             1,674
   83,430   Kohl's Corp.*                                                                     4,499
  111,790   Macy's, Inc.                                                                      1,874
   45,300   Nordstrom, Inc.                                                                   1,702
   13,018   Sears Holdings Corp.(g)*                                                          1,086
                                                                                         ----------
                                                                                             10,835
                                                                                         ----------
            DISTRIBUTORS (0.1%)
   43,400   Genuine Parts Co.                                                                 1,647
                                                                                         ----------
            EDUCATION SERVICES (0.1%)
   35,781   Apollo Group, Inc. "A"*                                                           2,167
   16,900   DeVry, Inc.                                                                         959
                                                                                         ----------
                                                                                              3,126
                                                                                         ----------
            FOOTWEAR (0.3%)
  106,121   NIKE, Inc. "B"                                                                    7,011
                                                                                         ----------
            GENERAL MERCHANDISE STORES (0.4%)
   23,800   Big Lots, Inc.*                                                                     690
   38,000   Family Dollar Stores, Inc.                                                        1,058
  204,516   Target Corp.                                                                      9,892
                                                                                         ----------
                                                                                             11,640
                                                                                         ----------
            HOME FURNISHINGS (0.0%)
   44,300   Leggett & Platt, Inc.                                                               904
                                                                                         ----------
            HOME IMPROVEMENT RETAIL (0.9%)
  462,305   Home Depot, Inc.                                                                 13,375
  399,549   Lowe's Companies, Inc.                                                            9,345

================================================================================

18  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

   26,500   Sherwin-Williams Co.                                                         $    1,634
                                                                                         ----------
                                                                                             24,354
                                                                                         ----------
            HOMEBUILDING (0.1%)
   70,449   D.R. Horton, Inc.                                                                   766
   39,900   Lennar Corp. "A"                                                                    509
   79,272   Pulte Homes, Inc.*                                                                  793
                                                                                         ----------
                                                                                              2,068
                                                                                         ----------
            HOMEFURNISHING RETAIL (0.1%)
   73,500   Bed Bath & Beyond, Inc.*                                                          2,839
                                                                                         ----------
            HOTELS, RESORTS & CRUISE LINES (0.3%)
  120,856   Carnival Corp.*                                                                   3,830
   70,936   Marriott International, Inc. "A"                                                  1,933
    6,995   Marriott International, Inc. "A" - Fractional Shares*                                 -
   50,800   Starwood Hotels & Resorts Worldwide, Inc.                                         1,858
   47,262   Wyndham Worldwide Corp.                                                             953
                                                                                         ----------
                                                                                              8,574
                                                                                         ----------
            HOUSEHOLD APPLIANCES (0.1%)
   16,300   Black & Decker Corp.                                                              1,056
   20,193   Whirlpool Corp.                                                                   1,629
                                                                                         ----------
                                                                                              2,685
                                                                                         ----------
            HOUSEWARES & SPECIALTIES (0.1%)
   39,952   Fortune Brands, Inc.                                                              1,726
   73,100   Newell Rubbermaid, Inc.                                                           1,097
                                                                                         ----------
                                                                                              2,823
                                                                                         ----------
            INTERNET RETAIL (0.6%)
   90,881   Amazon.com, Inc.*                                                                12,225
   56,053   Expedia, Inc.*                                                                    1,441
   11,861   Priceline.com, Inc.*                                                              2,592
                                                                                         ----------
                                                                                             16,258
                                                                                         ----------
            LEISURE PRODUCTS (0.1%)
   33,800   Hasbro, Inc.                                                                      1,084
   99,300   Mattel, Inc.                                                                      1,984
                                                                                         ----------
                                                                                              3,068
                                                                                         ----------
            MOTORCYCLE MANUFACTURERS (0.1%)
   64,900   Harley-Davidson, Inc.                                                             1,635
                                                                                         ----------
            MOVIES & ENTERTAINMENT (1.4%)
  611,028   News Corp. "A"                                                                    8,365
  320,463   Time Warner, Inc.                                                                 9,338

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

  164,944   Viacom, Inc. "B"*                                                            $    4,904
  525,066   Walt Disney Co.                                                                  16,933
                                                                                         ----------
                                                                                             39,540
                                                                                         ----------
            PHOTOGRAPHIC PRODUCTS (0.0%)
   75,400   Eastman Kodak Co.(g)*                                                               318
                                                                                         ----------
            PUBLISHING (0.2%)
   61,200   Gannett Co., Inc.                                                                   909
   88,000   McGraw-Hill Companies, Inc.                                                       2,949
   10,000   Meredith Corp.                                                                      308
   35,200   New York Times Co. "A"*                                                             435
    1,811   Washington Post Co. "B"                                                             796
                                                                                         ----------
                                                                                              5,397
                                                                                         ----------
            RESTAURANTS (1.1%)
   40,375   Darden Restaurants, Inc.                                                          1,416
  295,113   McDonald's Corp.                                                                 18,427
  200,140   Starbucks Corp.*                                                                  4,615
  128,100   Yum! Brands, Inc.                                                                 4,480
                                                                                         ----------
                                                                                             28,938
                                                                                         ----------
            SPECIALIZED CONSUMER SERVICES (0.1%)
   90,300   H&R Block, Inc.                                                                   2,043
                                                                                         ----------
            SPECIALTY STORES (0.2%)
   71,700   Office Depot, Inc.*                                                                 463
  199,767   Staples, Inc.                                                                     4,912
   33,600   Tiffany & Co.                                                                     1,445
                                                                                         ----------
                                                                                              6,820
                                                                                         ----------
            TIRES & RUBBER (0.0%)
   64,800   Goodyear Tire & Rubber Co.*                                                         914
                                                                                         ----------
            Total Consumer Discretionary                                                    259,806
                                                                                         ----------
            CONSUMER STAPLES (11.3%)
            ------------------------
            AGRICULTURAL PRODUCTS (0.2%)
  175,153   Archer-Daniels-Midland Co.                                                        5,484
                                                                                         ----------
            BREWERS (0.1%)
   42,300   Molson Coors Brewing Co. "B"                                                      1,910
                                                                                         ----------
            DISTILLERS & VINTNERS (0.1%)
   31,206   Brown-Forman Corp. "B"                                                            1,672
   56,500   Constellation Brands, Inc. "A"*                                                     900
                                                                                         ----------
                                                                                              2,572
                                                                                         ----------

================================================================================

20  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            DRUG RETAIL (0.8%)
  383,297   CVS Caremark Corp.                                                           $   12,346
  271,302   Walgreen Co.                                                                      9,962
                                                                                         ----------
                                                                                             22,308
                                                                                         ----------
            FOOD DISTRIBUTORS (0.2%)
  160,351   Sysco Corp.                                                                       4,480
                                                                                         ----------
            FOOD RETAIL (0.3%)
  175,045   Kroger Co.                                                                        3,594
  113,428   Safeway, Inc.                                                                     2,415
   55,425   SUPERVALU, Inc.                                                                     705
   38,700   Whole Foods Market, Inc.*                                                         1,062
                                                                                         ----------
                                                                                              7,776
                                                                                         ----------
            HOUSEHOLD PRODUCTS (2.5%)
   37,374   Clorox Co.                                                                        2,280
  136,342   Colgate-Palmolive Co.                                                            11,201
  114,031   Kimberly-Clark Corp.                                                              7,265
  796,688   Procter & Gamble Co.                                                             48,303
                                                                                         ----------
                                                                                             69,049
                                                                                         ----------
            HYPERMARKETS & SUPER CENTERS (1.4%)
  120,100   Costco Wholesale Corp.                                                            7,106
  581,431   Wal-Mart Stores, Inc.(f)                                                         31,078
                                                                                         ----------
                                                                                             38,184
                                                                                         ----------
            PACKAGED FOODS & MEAT (1.4%)
   51,707   Campbell Soup Co.                                                                 1,748
  120,646   ConAgra Foods, Inc.                                                               2,781
   48,600   Dean Foods Co.*                                                                     877
   89,570   General Mills, Inc.                                                               6,342
   87,400   H.J. Heinz Co.                                                                    3,737
   44,800   Hershey Co.                                                                       1,603
   19,200   Hormel Foods Corp.                                                                  738
   33,102   J.M. Smucker Co.                                                                  2,044
   70,327   Kellogg Co.                                                                       3,741
  401,238   Kraft Foods, Inc. "A"                                                            10,906
   37,717   McCormick & Co., Inc.                                                             1,363
  192,755   Sara Lee Corp.                                                                    2,348
   79,200   Tyson Foods, Inc. "A"                                                               972
                                                                                         ----------
                                                                                             39,200
                                                                                         ----------
            PERSONAL PRODUCTS (0.3%)
  118,071   Avon Products, Inc.                                                               3,719
   31,300   Estee Lauder Companies, Inc. "A"                                                  1,514

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

   61,262   Mead Johnson Nutrition Co. "A"                                               $    2,677
                                                                                         ----------
                                                                                              7,910
                                                                                         ----------
            SOFT DRINKS (2.5%)
  632,446   Coca-Cola Co.                                                                    36,049
   88,701   Coca-Cola Enterprises, Inc.                                                       1,880
   68,900   Dr Pepper Snapple Group, Inc.                                                     1,950
   40,319   Pepsi Bottling Group, Inc.                                                        1,512
  426,818   PepsiCo, Inc.                                                                    25,951
                                                                                         ----------
                                                                                             67,342
                                                                                         ----------
            TOBACCO (1.5%)
  562,911   Altria Group, Inc.                                                               11,050
   44,511   Lorillard, Inc.                                                                   3,571
  520,848   Philip Morris International, Inc.                                                25,100
   45,600   Reynolds American, Inc.                                                           2,415
                                                                                         ----------
                                                                                             42,136
                                                                                         ----------
            Total Consumer Staples                                                          308,351
                                                                                         ----------
            ENERGY (11.4%)
            --------------
            COAL & CONSUMABLE FUELS (0.2%)
   50,300   CONSOL Energy, Inc.                                                               2,505
   24,036   Massey Energy Co.                                                                 1,010
   74,700   Peabody Energy Corp.                                                              3,377
                                                                                         ----------
                                                                                              6,892
                                                                                         ----------
            INTEGRATED OIL & GAS (6.7%)
  548,006   Chevron Corp.                                                                    42,191
  403,949   ConocoPhillips                                                                   20,630
1,295,093   Exxon Mobil Corp.(f)                                                             88,312
   80,423   Hess Corp.                                                                        4,866
  192,197   Marathon Oil Corp.                                                                6,000
   52,803   Murphy Oil Corp.                                                                  2,862
  222,234   Occidental Petroleum Corp.                                                       18,079
                                                                                         ----------
                                                                                            182,940
                                                                                         ----------
            OIL & GAS DRILLING (0.2%)
   19,100   Diamond Offshore Drilling, Inc.                                                   1,880
   79,334   Nabors Industries Ltd.*                                                           1,736
   33,700   Rowan Companies, Inc.*                                                              763
                                                                                         ----------
                                                                                              4,379
                                                                                         ----------
            OIL & GAS EQUIPMENT & SERVICES (1.7%)
   85,000   Baker Hughes, Inc.                                                                3,441
   77,280   BJ Services Co.                                                                   1,437
   67,001   Cameron International Corp.*                                                      2,801

================================================================================

22  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

   34,500   FMC Technologies, Inc.*                                                      $    1,995
  244,395   Halliburton Co.                                                                   7,354
  115,300   National Oilwell Varco, Inc.                                                      5,084
  328,609   Schlumberger Ltd.                                                                21,389
   66,484   Smith International, Inc.                                                         1,806
                                                                                         ----------
                                                                                             45,307
                                                                                         ----------
            OIL & GAS EXPLORATION & PRODUCTION (2.2%)
  134,794   Anadarko Petroleum Corp.                                                          8,414
   92,293   Apache Corp.                                                                      9,522
   26,950   Cabot Oil & Gas Corp.                                                             1,175
  174,642   Chesapeake Energy Corp.                                                           4,520
   68,300   Denbury Resources, Inc.*                                                          1,011
  121,368   Devon Energy Corp.                                                                8,920
   69,456   EOG Resources, Inc.                                                               6,758
   46,961   Noble Energy, Inc.                                                                3,344
   29,731   Pioneer Natural Resources Co.                                                     1,432
   43,244   Range Resources Corp.                                                             2,156
   95,429   Southwestern Energy Co.*                                                          4,599
  157,164   XTO Energy, Inc.                                                                  7,313
                                                                                         ----------
                                                                                             59,164
                                                                                         ----------
            OIL & GAS REFINING & MARKETING (0.1%)
   34,400   Sunoco, Inc.                                                                        898
   41,000   Tesoro Corp.                                                                        556
  150,826   Valero Energy Corp.                                                               2,526
                                                                                         ----------
                                                                                              3,980
                                                                                         ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.3%)
  186,900   El Paso Corp.                                                                     1,837
  174,700   Spectra Energy Corp.                                                              3,583
  161,266   Williams Companies, Inc.                                                          3,400
                                                                                         ----------
                                                                                              8,820
                                                                                         ----------
            Total Energy                                                                    311,482
                                                                                         ----------

            FINANCIALS (14.3%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
   70,060   Ameriprise Financial, Inc.                                                        2,720
  326,719   Bank of New York Mellon Corp., Inc.                                               9,138
   22,400   Federated Investors, Inc. "B"                                                       616
   40,802   Franklin Resources, Inc.                                                          4,298
  117,478   Invesco Ltd.                                                                      2,760
   50,388   Janus Capital Group, Inc.                                                           678
   46,221   Legg Mason, Inc.                                                                  1,394
   65,600   Northern Trust Corp.(c)                                                           3,437

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

  134,566   State Street Corp.                                                           $    5,859
   69,119   T. Rowe Price Group, Inc.                                                         3,681
                                                                                         ----------
                                                                                             34,581
                                                                                         ----------
            CONSUMER FINANCE (0.8%)
  323,305   American Express Co.                                                             13,100
  124,121   Capital One Financial Corp.                                                       4,759
  149,955   Discover Financial Services                                                       2,206
  133,300   SLM Corp.*                                                                        1,502
                                                                                         ----------
                                                                                             21,567
                                                                                         ----------
            DIVERSIFIED BANKS (1.9%)
   43,300   Comerica, Inc.                                                                    1,280
  519,600   U.S. Bancorp                                                                     11,696
1,393,097   Wells Fargo & Co.                                                                37,600
                                                                                         ----------
                                                                                             50,576
                                                                                         ----------
            INSURANCE BROKERS (0.2%)
   76,100   Aon Corp.                                                                         2,918
  143,200   Marsh & McLennan Companies, Inc.                                                  3,162
                                                                                         ----------
                                                                                              6,080
                                                                                         ----------
            INVESTMENT BANKING & BROKERAGE (1.5%)
  257,145   Charles Schwab Corp.                                                              4,839
  399,873   E*TRADE Financial Corp.*                                                            700
  140,247   Goldman Sachs Group, Inc.                                                        23,679
  369,312   Morgan Stanley                                                                   10,932
                                                                                         ----------
                                                                                             40,150
                                                                                         ----------
            LIFE & HEALTH INSURANCE (1.0%)
  126,418   AFLAC, Inc.                                                                       5,847
   83,811   Lincoln National Corp.                                                            2,085
  224,944   MetLife, Inc.                                                                     7,952
   90,165   Principal Financial Group, Inc.                                                   2,168
  127,800   Prudential Financial, Inc.                                                        6,359
   23,600   Torchmark Corp.                                                                   1,037
   90,400   Unum Group                                                                        1,765
                                                                                         ----------
                                                                                             27,213
                                                                                         ----------
            MULTI-LINE INSURANCE (0.3%)
   37,832   American International Group, Inc.(g)*                                            1,134
   33,436   Assurant, Inc.                                                                      986
  127,800   Genworth Financial, Inc. "A"*                                                     1,451
  104,044   Hartford Financial Services Group, Inc.                                           2,420
   99,708   Loews Corp.                                                                       3,624
                                                                                         ----------
                                                                                              9,615
                                                                                         ----------

================================================================================

24  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            MULTI-SECTOR HOLDINGS (0.0%)
   50,400   Leucadia National Corp.*                                                     $    1,199
                                                                                         ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (3.8%)
2,708,940   Bank of America Corp.                                                            40,797
5,309,740   Citigroup, Inc.(f)                                                               17,575
1,074,389   JPMorgan Chase & Co.                                                             44,770
                                                                                         ----------
                                                                                            103,142
                                                                                         ----------
            PROPERTY & CASUALTY INSURANCE (0.8%)
  147,436   Allstate Corp.                                                                    4,429
   94,328   Chubb Corp.                                                                       4,639
   45,792   Cincinnati Financial Corp.                                                        1,202
  183,737   Progressive Corp.*                                                                3,305
  150,178   Travelers Companies, Inc.                                                         7,488
   91,600   XL Capital Ltd. "A"                                                               1,679
                                                                                         ----------
                                                                                             22,742
                                                                                         ----------
            REAL ESTATE SERVICES (0.0%)
   69,456   CB Richard Ellis Group, Inc. "A"*                                                   942
                                                                                         ----------
            REGIONAL BANKS (0.9%)
  188,300   BB&T Corp.                                                                        4,777
  211,495   Fifth Third Bancorp                                                               2,062
   60,887   First Horizon National Corp.*                                                       816
  342,463   First Horizon National Corp. - Fractional Shares*                                     -
  180,553   Huntington Bancshares, Inc.                                                         659
  230,426   KeyCorp                                                                           1,279
   22,700   M&T Bank Corp.(g)                                                                 1,518
  130,780   Marshall & Ilsley Corp.                                                             713
  126,259   PNC Financial Services Group, Inc.                                                6,665
  318,602   Regions Financial Corp.                                                           1,686
  137,230   SunTrust Banks, Inc.                                                              2,784
   34,400   Zions Bancorp(g)                                                                    441
                                                                                         ----------
                                                                                             23,400
                                                                                         ----------
            REITs - DIVERSIFIED (0.1%)
   43,246   Vornado Realty Trust                                                              3,025
                                                                                         ----------
            REITs - INDUSTRIAL (0.1%)
  125,285   ProLogis                                                                          1,715
                                                                                         ----------
            REITs - OFFICE (0.1%)
   37,400   Boston Properties, Inc.                                                           2,508
                                                                                         ----------
            REITs - RESIDENTIAL (0.2%)
   34,660   Apartment Investment & Management Co. "A"                                           552
   21,657   AvalonBay Communities, Inc.                                                       1,778

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

   77,589   Equity Residential Properties Trust                                          $    2,621
                                                                                         ----------
                                                                                              4,951
                                                                                         ----------
            REITs - RETAIL (0.3%)
  104,268   Kimco Realty Corp.                                                                1,411
   78,519   Simon Property Group, Inc.                                                        6,266
                                                                                         ----------
                                                                                              7,677
                                                                                         ----------
            REITs - SPECIALIZED (0.5%)
   80,297   HCP, Inc.                                                                         2,452
   32,236   Health Care REIT, Inc.                                                            1,429
  170,736   Host Hotels & Resorts, Inc.*                                                      1,992
   45,600   Plum Creek Timber Co., Inc.                                                       1,722
   38,011   Public Storage                                                                    3,096
   43,390   Ventas, Inc.                                                                      1,898
                                                                                         ----------
                                                                                             12,589
                                                                                         ----------
            SPECIALIZED FINANCE (0.4%)
   18,028   CME Group, Inc.                                                                   6,056
   20,400   IntercontinentalExchange, Inc.*                                                   2,291
   53,100   Moody's Corp.                                                                     1,423
   40,200   Nasdaq OMX Group, Inc.*                                                             797
   72,137   NYSE Euronext                                                                     1,825
                                                                                         ----------
                                                                                             12,392
                                                                                         ----------
            THRIFTS & MORTGAGE FINANCE (0.1%)
  133,557   Hudson City Bancorp, Inc.                                                         1,834
   95,100   People's United Financial, Inc.                                                   1,588
                                                                                         ----------
                                                                                              3,422
                                                                                         ----------
            Total Financials                                                                389,486
                                                                                         ----------
            HEALTH CARE (12.6%)
            -------------------
            BIOTECHNOLOGY (1.6%)
  277,235   Amgen, Inc.*                                                                     15,683
   79,703   Biogen Idec, Inc.*                                                                4,264
  126,421   Celgene Corp.*                                                                    7,039
   19,500   Cephalon, Inc.*                                                                   1,217
   73,520   Genzyme Corp.*                                                                    3,603
  246,520   Gilead Sciences, Inc.*                                                           10,670
                                                                                         ----------
                                                                                             42,476
                                                                                         ----------
            HEALTH CARE DISTRIBUTORS (0.4%)
   81,143   AmerisourceBergen Corp.                                                           2,115
   97,415   Cardinal Health, Inc.                                                             3,141
   73,999   McKesson Corp.                                                                    4,625
   27,600   Patterson Companies, Inc.*                                                          772
                                                                                         ----------
                                                                                             10,653
                                                                                         ----------

================================================================================

26  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            HEALTH CARE EQUIPMENT (1.9%)
  165,468   Baxter International, Inc.                                                   $    9,710
   65,410   Becton, Dickinson & Co.                                                           5,158
  406,176   Boston Scientific Corp.*                                                          3,656
   26,800   C.R. Bard, Inc.                                                                   2,088
   48,707   Carefusion Corp.*                                                                 1,218
   43,063   Hospira, Inc.*                                                                    2,196
   10,221   Intuitive Surgical, Inc.*                                                         3,100
  303,333   Medtronic, Inc.                                                                  13,341
   92,638   St. Jude Medical, Inc.*                                                           3,407
   78,050   Stryker Corp.                                                                     3,932
   33,300   Varian Medical Systems, Inc.*                                                     1,560
   58,574   Zimmer Holdings, Inc.*                                                            3,462
                                                                                         ----------
                                                                                             52,828
                                                                                         ----------
            HEALTH CARE FACILITIES (0.0%)
  114,549   Tenet Healthcare Corp.*                                                             617
                                                                                         ----------
            HEALTH CARE SERVICES (0.8%)
   28,000   DaVita, Inc.*                                                                     1,645
   75,626   Express Scripts, Inc.*                                                            6,538
   29,434   Laboratory Corp. of America Holdings*                                             2,203
  131,286   Medco Health Solutions, Inc.*                                                     8,390
   42,206   Quest Diagnostics, Inc.                                                           2,548
                                                                                         ----------
                                                                                             21,324
                                                                                         ----------
            HEALTH CARE SUPPLIES (0.1%)
   40,000   DENTSPLY International, Inc.                                                      1,407
                                                                                         ----------
            HEALTH CARE TECHNOLOGY (0.0%)
   48,234   IMS Health, Inc.                                                                  1,016
                                                                                         ----------
            LIFE SCIENCES TOOLS & SERVICES (0.4%)
   48,523   Life Technologies Corp.*                                                          2,534
   14,400   Millipore Corp.*                                                                  1,042
   32,900   PerkinElmer, Inc.                                                                   678
  112,461   Thermo Fisher Scientific, Inc.*                                                   5,363
   25,082   Waters Corp.*                                                                     1,554
                                                                                         ----------
                                                                                             11,171
                                                                                         ----------
            MANAGED HEALTH CARE (1.0%)
  119,886   Aetna, Inc.                                                                       3,800
   76,086   CIGNA Corp.                                                                       2,684
   40,880   Coventry Health Care, Inc.*                                                         993
   45,100   Humana, Inc.*                                                                     1,979

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

  315,533   UnitedHealth Group, Inc.                                                     $    9,618
  125,963   WellPoint, Inc.*                                                                  7,342
                                                                                         ----------
                                                                                             26,416
                                                                                         ----------
            PHARMACEUTICALS (6.4%)
  423,182   Abbott Laboratories                                                              22,848
   83,853   Allergan, Inc.                                                                    5,284
  448,580   Bristol-Myers Squibb Co.                                                         11,327
  275,058   Eli Lilly and Co.                                                                 9,822
   81,700   Forest Laboratories, Inc.*                                                        2,623
  752,328   Johnson & Johnson                                                                48,457
   65,400   King Pharmaceuticals, Inc.*                                                         802
  832,362   Merck & Co., Inc.                                                                30,415
   86,700   Mylan, Inc.*                                                                      1,598
2,199,838   Pfizer, Inc.(f)                                                                  40,015
   28,800   Watson Pharmaceuticals, Inc.*                                                     1,141
                                                                                         ----------
                                                                                            174,332
                                                                                         ----------
            Total Health Care                                                               342,240
                                                                                         ----------
            INDUSTRIALS (10.2%)
            -------------------
            AEROSPACE & DEFENSE (2.7%)
  199,101   Boeing Co.                                                                       10,777
  105,995   General Dynamics Corp.                                                            7,226
   34,492   Goodrich Corp.                                                                    2,216
  208,300   Honeywell International, Inc.                                                     8,165
   50,567   ITT Corp.                                                                         2,515
   32,000   L-3 Communications Holdings, Inc.                                                 2,783
   88,204   Lockheed Martin Corp.                                                             6,646
   86,288   Northrop Grumman Corp.                                                            4,819
   38,300   Precision Castparts Corp.                                                         4,227
  105,603   Raytheon Co.                                                                      5,441
   42,393   Rockwell Collins, Inc.                                                            2,347
  256,666   United Technologies Corp.                                                        17,815
                                                                                         ----------
                                                                                             74,977
                                                                                         ----------
            AIR FREIGHT & LOGISTICS (1.0%)
   47,100   C.H. Robinson Worldwide, Inc.                                                     2,766
   56,326   Expeditors International of Washington, Inc.                                      1,956
   85,682   FedEx Corp.                                                                       7,150
  271,899   United Parcel Service, Inc. "B"                                                  15,599
                                                                                         ----------
                                                                                             27,471
                                                                                         ----------
            AIRLINES (0.1%)
  199,600   Southwest Airlines Co.                                                            2,281
                                                                                         ----------

================================================================================

28  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            BUILDING PRODUCTS (0.1%)
  100,000   Masco Corp.                                                                  $    1,381
                                                                                         ----------
            COMMERCIAL PRINTING (0.0%)
   56,900   R.R. Donnelley & Sons Co.                                                         1,267
                                                                                         ----------
            CONSTRUCTION & ENGINEERING (0.2%)
   49,400   Fluor Corp.                                                                       2,225
   33,000   Jacobs Engineering Group, Inc.*                                                   1,241
   55,893   Quanta Services, Inc.*                                                            1,165
                                                                                         ----------
                                                                                              4,631
                                                                                         ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.8%)
  170,890   Caterpillar, Inc.                                                                 9,739
   53,948   Cummins, Inc.                                                                     2,474
  116,200   Deere & Co.                                                                       6,285
  100,268   PACCAR, Inc.                                                                      3,637
                                                                                         ----------
                                                                                             22,135
                                                                                         ----------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
   36,500   Cintas Corp.                                                                        951
   49,200   Iron Mountain, Inc.*                                                              1,120
                                                                                         ----------
                                                                                              2,071
                                                                                         ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
  204,817   Emerson Electric Co.                                                              8,725
   13,460   First Solar, Inc.(g)*                                                             1,823
   39,500   Rockwell Automation, Inc.                                                         1,856
   24,978   Roper Industries, Inc.                                                            1,308
                                                                                         ----------
                                                                                             13,712
                                                                                         ----------
            ENVIRONMENTAL & FACILITIES SERVICES (0.3%)
   90,055   Republic Services, Inc.                                                           2,549
   23,000   Stericycle, Inc.*                                                                 1,269
  134,035   Waste Management, Inc.                                                            4,532
                                                                                         ----------
                                                                                              8,350
                                                                                         ----------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
   32,200   Monster Worldwide, Inc.*                                                            560
   43,100   Robert Half International, Inc.                                                   1,152
                                                                                         ----------
                                                                                              1,712
                                                                                         ----------
            INDUSTRIAL CONGLOMERATES (2.2%)
  192,594   3M Co.                                                                           15,922
2,903,044   General Electric Co.(f)                                                          43,923
   71,800   Textron, Inc.                                                                     1,350
                                                                                         ----------
                                                                                             61,195
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            INDUSTRIAL MACHINERY (0.8%)
   70,647   Danaher Corp.                                                                $    5,313
   50,600   Dover Corp.                                                                       2,105
   45,300   Eaton Corp.                                                                       2,882
   14,522   Flowserve Corp.                                                                   1,373
  105,384   Illinois Tool Works, Inc.                                                         5,057
   33,036   Pall Corp.                                                                        1,196
   45,100   Parker-Hannifin Corp.                                                             2,430
   16,826   Snap-On, Inc.                                                                       711
   20,500   Stanley Works(g)                                                                  1,056
                                                                                         ----------
                                                                                             22,123
                                                                                         ----------
            OFFICE SERVICES & SUPPLIES (0.1%)
   32,718   Avery Dennison Corp.                                                              1,194
   57,200   Pitney Bowes, Inc.                                                                1,302
                                                                                         ----------
                                                                                              2,496
                                                                                         ----------
            RAILROADS (1.0%)
   71,865   Burlington Northern Santa Fe Corp.                                                7,087
  106,570   CSX Corp.                                                                         5,168
  100,441   Norfolk Southern Corp.                                                            5,265
  138,570   Union Pacific Corp.                                                               8,855
                                                                                         ----------
                                                                                             26,375
                                                                                         ----------
            RESEARCH & CONSULTING SERVICES (0.1%)
   14,500   Dun & Bradstreet Corp.                                                            1,223
   35,700   Equifax, Inc.                                                                     1,103
                                                                                         ----------
                                                                                              2,326
                                                                                         ----------
            TRADING COMPANIES & DISTRIBUTORS (0.1%)
   36,400   Fastenal Co.(g)                                                                   1,516
   17,585   W.W. Grainger, Inc.                                                               1,703
                                                                                         ----------
                                                                                              3,219
                                                                                         ----------
            TRUCKING (0.0%)
   15,500   Ryder System, Inc.                                                                  638
                                                                                         ----------
            Total Industrials                                                               278,360
                                                                                         ----------
            INFORMATION TECHNOLOGY (19.7%)
            ------------------------------
            APPLICATION SOFTWARE (0.5%)
  144,368   Adobe Systems, Inc.*                                                              5,310
   61,900   Autodesk, Inc.*                                                                   1,573
   51,021   Citrix Systems, Inc.*                                                             2,123
   57,718   Compuware Corp.*                                                                    417
   88,230   Intuit, Inc.*                                                                     2,709
   30,416   salesforce.com, Inc.*                                                             2,244
                                                                                         ----------
                                                                                             14,376
                                                                                         ----------

================================================================================

30  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            COMMUNICATIONS EQUIPMENT (2.6%)
1,568,002   Cisco Systems, Inc.*                                                         $   37,538
   35,100   Harris Corp.                                                                      1,669
   59,625   JDS Uniphase Corp.*                                                                 492
  142,199   Juniper Networks, Inc.*                                                           3,792
  622,447   Motorola, Inc.*                                                                   4,830
  454,744   QUALCOMM, Inc.                                                                   21,036
  109,604   Tellabs, Inc.*                                                                      623
                                                                                         ----------
                                                                                             69,980
                                                                                         ----------
            COMPUTER HARDWARE (5.2%)
  245,584   Apple, Inc.*                                                                     51,784
  466,085   Dell, Inc.*                                                                       6,693
  646,188   Hewlett-Packard Co.                                                              33,285
  358,975   International Business Machines Corp.                                            46,990
  199,857   Sun Microsystems, Inc.*                                                           1,873
   47,700   Teradata Corp.*                                                                   1,499
                                                                                         ----------
                                                                                            142,124
                                                                                         ----------
            COMPUTER STORAGE & PERIPHERALS (0.7%)
  553,457   EMC Corp.*                                                                        9,669
   21,600   Lexmark International, Inc. "A"*                                                    561
   92,300   NetApp, Inc.*                                                                     3,174
   32,900   QLogic Corp.*                                                                       621
   63,000   SanDisk Corp.*                                                                    1,826
   61,100   Western Digital Corp.*                                                            2,698
                                                                                         ----------
                                                                                             18,549
                                                                                         ----------
            DATA PROCESSING & OUTSOURCED SERVICES (1.4%)
   27,200   Affiliated Computer Services, Inc. "A"*                                           1,624
  137,741   Automatic Data Processing, Inc.                                                   5,898
   42,338   Computer Sciences Corp.*                                                          2,436
   86,499   Fidelity National Information Services, Inc.                                      2,027
   41,951   Fiserv, Inc.*                                                                     2,034
   26,426   MasterCard, Inc. "A"                                                              6,764
   89,488   Paychex, Inc.                                                                     2,742
   50,155   Total System Services, Inc.                                                         866
  122,683   Visa, Inc. "A"                                                                   10,730
  190,799   Western Union Co.                                                                 3,597
                                                                                         ----------
                                                                                             38,718
                                                                                         ----------
            ELECTRONIC COMPONENTS (0.4%)
   48,000   Amphenol Corp. "A"                                                                2,216
  421,269   Corning, Inc.                                                                     8,135
                                                                                         ----------
                                                                                             10,351
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
   96,200   Agilent Technologies, Inc.*                                                  $    2,989
   39,200   FLIR Systems, Inc.*                                                               1,283
                                                                                         ----------
                                                                                              4,272
                                                                                         ----------
            ELECTRONIC MANUFACTURING SERVICES (0.1%)
   51,500   Jabil Circuit, Inc.                                                                 895
   36,800   Molex, Inc.                                                                         793
                                                                                         ----------
                                                                                              1,688
                                                                                         ----------
            HOME ENTERTAINMENT SOFTWARE (0.1%)
   88,216   Electronic Arts, Inc.*                                                            1,566
                                                                                         ----------
            INTERNET SOFTWARE & SERVICES (2.0%)
   46,700   Akamai Technologies, Inc.*                                                        1,183
  304,706   eBay, Inc.*                                                                       7,173
   65,909   Google, Inc. "A"*                                                                40,862
   54,400   VeriSign, Inc.*                                                                   1,319
  321,669   Yahoo!, Inc.*                                                                     5,397
                                                                                         ----------
                                                                                             55,934
                                                                                         ----------
            IT CONSULTING & OTHER SERVICES (0.2%)
   79,430   Cognizant Technology Solutions Corp. "A"*                                         3,598
   80,809   SAIC, Inc.*                                                                       1,531
                                                                                         ----------
                                                                                              5,129
                                                                                         ----------
            OFFICE ELECTRONICS (0.1%)
  230,870   Xerox Corp.                                                                       1,953
                                                                                         ----------
            SEMICONDUCTOR EQUIPMENT (0.3%)
  360,101   Applied Materials, Inc.                                                           5,020
   46,400   KLA-Tencor Corp.                                                                  1,678
   60,700   MEMC Electronic Materials, Inc.*                                                    827
   28,336   Novellus Systems, Inc.*                                                             661
   53,300   Teradyne, Inc.*                                                                     572
                                                                                         ----------
                                                                                              8,758
                                                                                         ----------
            SEMICONDUCTORS (2.2%)
  146,927   Advanced Micro Devices, Inc.*                                                     1,422
   77,885   Altera Corp.                                                                      1,763
   78,300   Analog Devices, Inc.                                                              2,473
  116,150   Broadcom Corp. "A"*                                                               3,653
1,504,576   Intel Corp.                                                                      30,693
   62,074   Linear Technology Corp.                                                           1,896
  171,098   LSI Corp.*                                                                        1,028
   51,100   Microchip Technology, Inc.                                                        1,485
  225,861   Micron Technology, Inc.*                                                          2,385

================================================================================

32  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

   63,330   National Semiconductor Corp.                                                 $      973
  148,284   NVIDIA Corp.*                                                                     2,770
  339,908   Texas Instruments, Inc.                                                           8,858
   77,153   Xilinx, Inc.                                                                      1,933
                                                                                         ----------
                                                                                             61,332
                                                                                         ----------
            SYSTEMS SOFTWARE (3.8%)
   51,500   BMC Software, Inc.*                                                               2,065
  107,022   CA, Inc.                                                                          2,404
   41,900   McAfee, Inc.*                                                                     1,700
2,106,881   Microsoft Corp.                                                                  64,239
   87,600   Novell, Inc.*                                                                       363
1,065,067   Oracle Corp.                                                                     26,137
   52,304   Red Hat, Inc.*                                                                    1,616
  220,370   Symantec Corp.*                                                                   3,942
                                                                                         ----------
                                                                                            102,466
                                                                                         ----------
            Total Information Technology                                                    537,196
                                                                                         ----------

            MATERIALS (3.6%)
            ----------------
            ALUMINUM (0.2%)
  262,361   Alcoa, Inc.                                                                       4,229
                                                                                         ----------
            CONSTRUCTION MATERIALS (0.1%)
   34,973   Vulcan Materials Co.                                                              1,842
                                                                                         ----------
            DIVERSIFIED CHEMICALS (0.8%)
  310,230   Dow Chemical Co.                                                                  8,571
  247,313   E.I. du Pont de Nemours & Co.                                                     8,327
   20,600   Eastman Chemical Co.                                                              1,241
   20,100   FMC Corp.                                                                         1,121
   46,305   PPG Industries, Inc.                                                              2,711
                                                                                         ----------
                                                                                             21,971
                                                                                         ----------
            DIVERSIFIED METALS & MINING (0.3%)
  116,667   Freeport-McMoRan Copper & Gold, Inc.*                                             9,367
   22,800   Titanium Metals Corp.*                                                              286
                                                                                         ----------
                                                                                              9,653
                                                                                         ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
   13,900   CF Industries Holdings, Inc.                                                      1,262
  148,887   Monsanto Co.                                                                     12,171
                                                                                         ----------
                                                                                             13,433
                                                                                         ----------
            FOREST PRODUCTS (0.1%)
   59,008   Weyerhaeuser Co.                                                                  2,546
                                                                                         ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            GOLD (0.2%)
  132,896   Newmont Mining Corp.                                                         $    6,287
                                                                                         ----------
            INDUSTRIAL GASES (0.5%)
   56,901   Air Products & Chemicals, Inc.                                                    4,613
   22,609   Airgas, Inc.                                                                      1,076
   84,700   Praxair, Inc.                                                                     6,802
                                                                                         ----------
                                                                                             12,491
                                                                                         ----------
            METAL & GLASS CONTAINERS (0.1%)
   26,300   Ball Corp.                                                                        1,360
   45,800   Owens-Illinois, Inc.*                                                             1,505
   34,000   Pactiv Corp.*                                                                       821
                                                                                         ----------
                                                                                              3,686
                                                                                         ----------
            PAPER PACKAGING (0.1%)
   30,166   Bemis Co., Inc.                                                                     894
   42,700   Sealed Air Corp.                                                                    934
                                                                                         ----------
                                                                                              1,828
                                                                                         ----------
            PAPER PRODUCTS (0.2%)
  116,767   International Paper Co.                                                           3,127
   46,411   MeadWestvaco Corp.                                                                1,329
                                                                                         ----------
                                                                                              4,456
                                                                                         ----------
            SPECIALTY CHEMICALS (0.2%)
   65,301   Ecolab, Inc.                                                                      2,911
   21,200   International Flavors & Fragrances, Inc.                                            872
   32,071   Sigma-Aldrich Corp.                                                               1,621
                                                                                         ----------
                                                                                              5,404
                                                                                         ----------
            STEEL (0.3%)
   29,699   AK Steel Holding Corp.                                                              634
   27,100   Allegheny Technologies, Inc.                                                      1,213
   34,567   Cliffs Natural Resources, Inc.                                                    1,593
   87,100   Nucor Corp.                                                                       4,063
   38,056   United States Steel Corp.                                                         2,098
                                                                                         ----------
                                                                                              9,601
                                                                                         ----------
            Total Materials                                                                  97,427
                                                                                         ----------

            TELECOMMUNICATION SERVICES (3.2%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (2.9%)
1,608,855   AT&T, Inc.                                                                       45,096
   82,114   CenturyTel, Inc.                                                                  2,974
   82,200   Frontier Communications Corp.                                                       642
  392,681   Qwest Communications International, Inc.                                          1,653

================================================================================

34  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

  773,772   Verizon Communications, Inc.                                                 $   25,635
  119,531   Windstream Corp.                                                                  1,314
                                                                                         ----------
                                                                                             77,314
                                                                                         ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.3%)
  108,208   American Tower Corp. "A"*                                                         4,675
   70,100   MetroPCS Communications, Inc.*                                                      535
  793,639   Sprint Nextel Corp.*                                                              2,905
                                                                                         ----------
                                                                                              8,115
                                                                                         ----------
            Total Telecommunication Services                                                 85,429
                                                                                         ----------

            UTILITIES (3.7%)
            ----------------
            ELECTRIC UTILITIES (1.8%)
   49,300   Allegheny Energy, Inc.                                                            1,158
  130,687   American Electric Power Co., Inc.                                                 4,547
   88,216   Edison International                                                              3,068
   52,213   Entergy Corp.                                                                     4,273
  181,350   Exelon Corp.                                                                      8,863
   83,509   FirstEnergy Corp.                                                                 3,879
  111,799   FPL Group, Inc.                                                                   5,905
   50,933   Northeast Utilities                                                               1,314
   64,409   Pepco Holdings, Inc.                                                              1,085
   28,747   Pinnacle West Capital Corp.                                                       1,052
  101,339   PPL Corp.                                                                         3,274
   76,100   Progress Energy, Inc.                                                             3,121
  219,700   Southern Co.                                                                      7,320
                                                                                         ----------
                                                                                             48,859
                                                                                         ----------
            GAS UTILITIES (0.1%)
   35,200   EQT Corp.                                                                         1,546
   13,517   Nicor, Inc.                                                                         569
   46,500   Questar Corp.                                                                     1,933
                                                                                         ----------
                                                                                              4,048
                                                                                         ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
  181,500   AES Corp.*                                                                        2,416
   55,775   Constellation Energy Group, Inc.                                                  1,961
                                                                                         ----------
                                                                                              4,377
                                                                                         ----------
            MULTI-UTILITIES (1.6%)
   67,234   Ameren Corp.                                                                      1,879
  110,746   CenterPoint Energy, Inc.                                                          1,607
   57,902   CMS Energy Corp.                                                                    907
   75,959   Consolidated Edison, Inc.                                                         3,451
  161,963   Dominion Resources, Inc.                                                          6,304

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

---------------------------------------------------------------------------------------------------
                                                                                             MARKET
NUMBER                                                                                        VALUE
OF SHARES   SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

   45,832   DTE Energy Co.                                                               $    1,998
  353,658   Duke Energy Corp.                                                                 6,086
   19,300   Integrys Energy Group, Inc.                                                         810
   73,559   NiSource, Inc.                                                                    1,131
  102,600   PG&E Corp.                                                                        4,581
  137,146   Public Service Enterprise Group, Inc.                                             4,560
   29,384   SCANA Corp.                                                                       1,107
   66,633   Sempra Energy                                                                     3,730
   60,290   TECO Energy, Inc.                                                                   978
   31,500   Wisconsin Energy Corp.                                                            1,570
  127,922   Xcel Energy, Inc.                                                                 2,714
                                                                                         ----------
                                                                                             43,413
                                                                                         ----------
            Total Utilities                                                                 100,697
                                                                                         ----------
            Total Common Stocks (cost: $2,579,992)                                        2,710,474
                                                                                         ----------

            MONEY MARKET INSTRUMENTS (0.4%)

            MONEY MARKET FUND (0.2%)
4,622,900   Northern Institutional Funds - Diversified Assets
              Portfolio, 0.01%(a),(d)                                                         4,623
                                                                                         ----------

---------------------------------------------------------------------------------------------------
PRINCIPAL
AMOUNT
(000)
---------------------------------------------------------------------------------------------------

            U.S.TREASURY BILLS (0.2%)
   $6,470   0.11%, 5/06/2010(b),(e)                                                           6,467
                                                                                         ----------
            Total Money Market Instruments (cost: $11,090)                                   11,090
                                                                                         ----------

---------------------------------------------------------------------------------------------------
NUMBER
OF SHARES
---------------------------------------------------------------------------------------------------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH
            COLLATERAL FROM SECURITIES LOANED (0.3%)

            MONEY MARKET FUNDS (0.3%)
  268,628   AIM Short-Term Investment Co. Liquid Assets Portfolio, 0.18%(a)                     268
8,924,645   BlackRock Liquidity Funds TempFund, 0.12%(a)                                      8,925
                                                                                         ----------
            Total Money Market Funds                                                          9,193
                                                                                         ----------

================================================================================

36  | USAA S&P 500 INDEX FUND

================================================================================

---------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                    MARKET
AMOUNT                                                                                        VALUE
(000)       SECURITY                                                                          (000)
---------------------------------------------------------------------------------------------------

            REPURCHASE AGREEMENTS (0.0%)
     $500   Credit Suisse First Boston LLC, 0.00%, acquired on 12/31/2009 and due 1/04/2010 at $500 (collateralized by $515 of
              Fannie Mae(i), 0.18%(h), due 5/25/2010; market value $515)                 $      500
      200   Deutsche Bank Securities, Inc., 0.01%, acquired on 12/31/2009 and due 1/04/2010 at $200 (collateralized by $202 of
              Fannie Mae(i), 1.38%, due 4/28/2011; market value $204)                           200
                                                                                         ----------
            Total Repurchase Agreements                                                         700
                                                                                         ----------
            Total Short-Term Investments Purchased With Cash Collateral
              From Securities Loaned (cost: $9,893)                                           9,893
                                                                                         ----------

            TOTAL INVESTMENTS (COST: $2,600,975)                                         $2,731,457
                                                                                         ==========

---------------------------------------------------------------------------------------------------
($ IN 000s)                                   VALUATION HIERARCHY
---------------------------------------------------------------------------------------------------
                                        (LEVEL 1)          (LEVEL 2)      (LEVEL 3)
                                    QUOTED PRICES  OTHER SIGNIFICANT    SIGNIFICANT
                                IN ACTIVE MARKETS         OBSERVABLE   UNOBSERVABLE
                             FOR IDENTICAL ASSETS             INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------------

Equity Securities:
    Common Stocks                      $2,710,474             $    -             $-      $2,710,474

Money Market Instruments:
    Money Market Fund                       4,623                  -              -           4,623
    U.S. Treasury Bills                         -              6,467              -           6,467

Short-Term Investments Purchased
    with Cash Collateral from
    Securities Loaned:
    Money Market Fund                       9,193                  -              -           9,193
    Repurchase Agreements                       -                700              -             700

Other financial instruments*                  149                  -              -             149
---------------------------------------------------------------------------------------------------
Total                                  $2,724,439             $7,167             $-      $2,731,606
---------------------------------------------------------------------------------------------------

* Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, which are valued at the unrealized appreciation/depreciation on the investment.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2009

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal
    100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

    REIT -- Real estate investment trust

o   SPECIFIC NOTES

    (a)  Rate represents the money market fund annualized seven-day yield at
         December 31, 2009.

    (b)  Rate represents an annualized yield at time of purchase, not a coupon rate.

    (c)  Northern Trust Corp. is the parent to Northern Trust Investments, N.A.
        (NTI), which is the subadviser of the Fund.

    (d)  NTI is both the subadviser of the Fund and the adviser of the Northern
         Institutional Funds.

    (e)  Security with a value of $6,467,000 is segregated as collateral for initial margin requirements on open futures contracts.

================================================================================

38  | USAA S&P 500 INDEX FUND

================================================================================

    (f)  Security, or a portion thereof, is segregated to cover the value of open futures contracts at December 31, 2009, as shown in the following table:

                                                                 CONTRACT VALUE AT     UNREALIZED
TYPE OF FUTURE           EXPIRATION      CONTRACTS   POSITION    DECEMBER 31, 2009    APPRECIATION
--------------------------------------------------------------------------------------------------

S&P 500 Index Futures  March 18, 2010       50         Long         $13,884,000          $149,000

    (g)  The security or a portion thereof was out on loan as of December 31,
         2009.

    (h)  Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (i)  Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.

      *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  39

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

December 31, 2009

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (including securities
      on loan of $8,732) (cost of $2,600,975)                                  $2,731,457
   Cash                                                                               230
   Receivables:
      Capital shares sold:
           Affiliated transactions (Note 8)                                           224
           Nonaffiliated transactions                                               3,417
      USAA Investment Management Company (Note 7D)                                    206
      USAA Transfer Agency Company (Note 7E)                                           23
      Dividends and interest                                                        3,659
      Other                                                                            34
                                                                               ----------
           Total assets                                                         2,739,250
                                                                               ----------
LIABILITIES
   Payables:
      Upon return of securities loaned                                              9,893
      Securities purchased                                                            578
      Capital shares redeemed                                                       2,513
   Variation margin on futures contracts                                              151
   Accrued management fees                                                            230
   Accrued transfer agent's fees                                                       66
   Other accrued expenses and payables                                                139
                                                                               ----------
           Total liabilities                                                       13,570
                                                                               ----------
              Net assets applicable to capital shares outstanding              $2,725,680
                                                                               ==========
NET ASSETS CONSIST OF:
   Paid-in capital                                                             $2,897,281
   Accumulated undistributed net investment income                                     73
   Accumulated net realized loss on investments and futures transactions         (302,305)
   Net unrealized appreciation of investments and futures contracts               130,631
                                                                               ----------
              Net assets applicable to capital shares outstanding              $2,725,680
                                                                               ==========
   Net asset value, redemption price, and offering price per share:
      Member Shares (net assets of $1,831,645/109,614 shares outstanding)      $    16.71
                                                                               ==========
      Reward Shares (net assets of $894,035/53,496 shares outstanding)         $    16.71
                                                                               ==========

See accompanying notes to financial statements.

================================================================================

40  | USAA S&P 500 INDEX FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Year ended December 31, 2009

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                   $ 53,241
   Interest                                                                          72
   Other (Note 7B)                                                                    2
   Securities lending (net)                                                       1,196
                                                                               --------
           Total income                                                          54,511
                                                                               --------
EXPENSES
   Management fees                                                                2,307
   Administration and servicing fees:
      Member Shares                                                                 930
      Reward Shares                                                                 454
   Transfer agent's fees:
      Member Shares                                                               3,267
      Reward Shares                                                                 438
   Custody and accounting fees:
      Member Shares                                                                  17
      Reward Shares                                                                   7
   Postage:
      Member Shares                                                                 180
      Reward Shares                                                                   5
   Shareholder reporting fees:
      Member Shares                                                                  79
      Reward Shares                                                                   1
   Trustees' fees                                                                    10
   Registration fees:
      Member Shares                                                                  44
      Reward Shares                                                                  29
   Professional fees                                                                194
   Other                                                                             72
                                                                               --------
           Total expenses                                                         8,034
   Expenses reimbursed:
      Member Shares                                                              (2,368)
      Reward Shares                                                              (1,100)
                                                                               --------
           Net expenses                                                           4,566
                                                                               --------
NET INVESTMENT INCOME                                                            49,945
                                                                               --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) on:
      Investments                                                                (7,048)
      Futures transactions                                                       10,440
   Change in net unrealized appreciation/depreciation of:
      Investments                                                               524,600
      Futures contracts                                                            (342)
                                                                               --------
           Net realized and unrealized gain                                     527,650
                                                                               --------
   Increase in net assets resulting from operations                            $577,595
                                                                               ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  41

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Years ended December 31,

--------------------------------------------------------------------------------

                                                                     2009          2008
---------------------------------------------------------------------------------------

FROM OPERATIONS
   Net investment income                                       $   49,945   $    61,195
   Net realized loss on investments                                (7,048)      (33,952)
   Net realized gain (loss) on futures transactions                10,440       (16,609)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                 524,600    (1,270,782)
      Futures contracts                                              (342)          345
                                                               ------------------------
      Increase (decrease) in net assets resulting from
         operations                                               577,595    (1,259,803)
                                                               ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Member Shares                                               (32,663)      (40,782)
      Reward Shares                                               (17,209)      (20,716)
                                                               ------------------------
         Total distributions of net investment income             (49,872)      (61,498)
                                                               ------------------------
NET INCREASE IN NET ASSETS FROM
CAPITAL SHARE TRANSACTIONS (NOTE 6)
   Member Shares                                                   32,302        26,735
   Reward Shares                                                   21,722        82,958
                                                               ------------------------
      Total net increase in net assets from capital
         share transactions                                        54,024       109,693
                                                               ------------------------
   Capital contribution from USAA Transfer Agency
      Company (Note 7E):
      Reward Shares                                                    23           101
                                                               ------------------------
   Net increase (decrease) in net assets                          581,770    (1,211,507)

NET ASSETS
   Beginning of year                                            2,143,910     3,355,417
                                                               ------------------------
   End of year                                                 $2,725,680   $ 2,143,910
                                                               ========================
Accumulated undistributed net investment income:
   End of year                                                 $       73   $         -
                                                               ========================

See accompanying notes to financial statements.

================================================================================

42  | USAA S&P 500 INDEX FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

December 31, 2009

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this annual report pertains only to the USAA S&P 500
Index Fund (the Fund), which is classified as diversified under the 1940 Act.
The Fund seeks to match, before fees and expenses, the performance of the S&P
500 Index. USAA Investment Management Company (the Manager), an affiliate of the
Fund, has retained Northern Trust Investments, N.A. (NTI) to serve as subadviser for the Fund. NTI is responsible for investing the Fund's assets. Under normal market conditions, NTI attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets in the stocks of companies composing the S&P 500
Index.

The Fund has two classes of shares: Member Shares and Reward Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agency fees, postage, shareholder reporting fees, and certain registration and custodian fees.
Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Reward Shares are offered for sale to qualified public shareholders and to the USAA Target Retirement Funds (Target Funds), which are managed by the Manager.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  43

================================================================================

A.  SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1.  Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2.  Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

    3.  Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    4.  Repurchase agreements are valued at cost, which approximates market value.

    5.  Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

    6.  Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the
        Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these

================================================================================

44  | USAA S&P 500 INDEX FUND

================================================================================

        securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.  FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices
    (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.  DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- On January 1, 2009, the
    Fund adopted an accounting standard that requires

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

    qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements, if any.

    The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts and options on futures contracts under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The
    Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular securities market, or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FUTURES CONTRACTS -- The Fund is subject to cash flow and tracking error risk in the normal course of pursuing its investment objectives. The Fund may use stock index futures contracts in an attempt to reduce any performance discrepancies between the Fund and the S&P 500 Index. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Upon entering into such contracts, the Fund bears the risk of interest

================================================================================

46  | USAA S&P 500 INDEX FUND

================================================================================

    or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF DECEMBER 31, 2009*
    (IN THOUSANDS)

                                      ASSET DERIVATIVES            LIABILITY DERIVATIVES
------------------------------------------------------------------------------------------
                                  STATEMENT OF                   STATEMENT OF
DERIVATIVES NOT ACCOUNTED         ASSETS AND                     ASSETS AND
FOR AS HEDGING INSTRUMENTS        LIABILITIES                    LIABILITIES
UNDER STATEMENT 133               LOCATION          FAIR VALUE   LOCATION       FAIR VALUE
------------------------------------------------------------------------------------------

Equity contracts                  Net unrealized       $149**         -             $-
                                  appreciation of
                                  investments
                                  and futures
                                  contracts
------------------------------------------------------------------------------------------

     *For open derivative instruments as of December 31, 2009, see the notes to portfolio of investments, which is also indicative of activity for the year ended December 31, 2009.

    **Includes cumulative appreciation (depreciation) of futures contracts as reported in the notes to portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS DURING
    THE YEAR ENDED DECEMBER 31, 2009 (IN THOUSANDS)

                                                                               CHANGE IN
DERIVATIVES NOT                                                                UNREALIZED
ACCOUNTED FOR AS                                           REALIZED            APPRECIATION
HEDGING INSTRUMENTS              STATEMENT OF              GAIN (LOSS)         (DEPRECIATION)
UNDER STATEMENT 133              OPERATIONS LOCATION       ON DERIVATIVES      ON DERIVATIVES
---------------------------------------------------------------------------------------------

Equity contracts                 Net realized gain (loss)    $10,440                $(342)
                                 on futures transactions/
                                 Change in net unrealized
                                 appreciation/depreciation
                                 of futures contracts
---------------------------------------------------------------------------------------------

D.  REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's
    Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

E.  FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders.
    Therefore, no federal income tax provision is required.

F.  INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

G.  EXPENSES PAID INDIRECTLY -- Through arrangements with banks utilized by the
    Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the year ended December 31, 2009, these bank credits reduced the expenses of the Member Shares and Reward Shares by less than $500.

H.  INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain

================================================================================

48  | USAA S&P 500 INDEX FUND

================================================================================

    a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
    Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I.  USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from
CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total
(in no event to exceed 0.13% annually of the amount of the committed loan agreement). Prior to September 25, 2009, the maximum annual facility fee was
0.07% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the year ended December 31, 2009, the Fund paid CAPCO facility fees of
$13,000, which represents 6.0% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the year ended
December 31, 2009.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

(3) DISTRIBUTIONS

The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S.
generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

The tax character of distributions paid during the years ended December 31,
2009, and 2008, was as follows:

                                                   2009               2008
                                               ------------------------------
Ordinary income*                               $49,872,000        $61,498,000

* Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

As of December 31, 2009, the components of net assets representing distributable earnings on a tax basis were as follows:

Undistributed ordinary income                                     $      73,000
Accumulated capital and other losses                               (291,022,000)
Unrealized appreciation of investments                              119,348,000

The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2009, the Fund had a current post-October capital loss of $116,000 and capital loss carryovers of
$290,906,000, for federal income tax purposes. The post-October loss will be recognized on the first day of the following fiscal year. If not offset by subsequent capital gains, the capital loss carryovers will expire between 2010 and 2017, as shown on the next page. It is unlikely that the Trust's Board of
Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been used or expire.

================================================================================

50  | USAA S&P 500 INDEX FUND

================================================================================

                             CAPITAL LOSS CARRYOVERS
--------------------------------------------------------------------------------
                EXPIRES                                BALANCE
              -----------                            ------------
                 2010                                $213,601,000

                 2011                                     344,000

                 2012                                   1,474,000

                 2013                                  17,856,000

                 2014                                  10,601,000

                 2016                                  41,901,000

                 2017                                   5,129,000
                                                     ------------
                                           Total     $290,906,000
                                                     ============

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the year ended
December 31, 2009, the Fund did not incur any income tax, interest, or penalties. As of December 31, 2009, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax years ended December 31, 2006, through December 31, 2009, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the year ended December 31, 2009, were $182,035,000 and $113,789,000, respectively.

As of December 31, 2009, the cost of securities, including short-term securities, for federal income tax purposes, was $2,612,109,000.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

Gross unrealized appreciation and depreciation of investments as of December 31,
2009, for federal income tax purposes, were $667,099,000 and $547,751,000, respectively, resulting in net unrealized appreciation of $119,348,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Wachovia Global
Securities Lending (Wachovia), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned.
Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Wachovia retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction.
Wachovia receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Bank, N.A., parent company of Wachovia, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the year ended December 31, 2009, the Fund received securities-lending income of $1,196,000, which is net of the 20% income retained by Wachovia. As of December 31, 2009, the Fund loaned securities having a fair market value of approximately $8,732,000 and received cash collateral of
$9,893,000 for the loans, which was invested in short-term investments, as noted
in the Fund's portfolio of investments.

================================================================================

52  | USAA S&P 500 INDEX FUND

================================================================================

(6) CAPITAL SHARE TRANSACTIONS

At December 31, 2009, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                    YEAR ENDED                YEAR ENDED
                                    12/31/2009                12/31/2008
------------------------------------------------------------------------------
                                 SHARES       AMOUNT      SHARES      AMOUNT
                               -----------------------------------------------

MEMBER SHARES:
Shares sold                     21,247      $ 294,006     22,870     $ 412,318
Shares issued from reinvested
  dividends                      2,174         31,344      2,310        39,417
Shares redeemed                (20,832)      (293,048)   (23,477)     (425,000)
                               -----------------------------------------------
Net increase (decrease) from
  capital share transactions     2,589      $  32,302      1,703     $  26,735
                               ===============================================
REWARD SHARES:
Shares sold                     15,558      $ 219,222     14,928     $ 271,076
Shares issued from reinvested
  dividends                      1,141         16,479      1,160        19,771
Shares redeemed                (14,838)      (213,979)   (11,757)     (207,889)
                               -----------------------------------------------
Net increase (decrease) from
  capital share transactions     1,861      $  21,722      4,331     $  82,958
                               ===============================================

(7) TRANSACTIONS WITH MANAGER

A.  MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the
    Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of
    Trustees. The Manager is authorized to select (with approval of the Trust's
    Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The
    Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of
    Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    the subadvisers. The allocation for each subadviser can range from 0% to
    100% of the Fund's assets, and the Manager can change the allocations without shareholder approval. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2009, the Fund incurred management fees, paid or payable to the Manager, of $2,307,000.

B.  SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with NTI, under which NTI directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the
    Manager). The Manager (not the Fund) pays NTI a subadvisory fee in an annual amount of 0.02% of the Fund's average daily net assets on amounts up to $1.5 billion; 0.01% of the Fund's average daily net assets for the next
    $1.5 billion; and 0.005% of the Fund's average daily net assets that exceed
    $3 billion. For the year ended December 31, 2009, the Manager incurred subadvisory fees, paid or payable to NTI, of $380,000.

    NTI has agreed to remit to the Fund all subadvisory fees earned on Fund assets invested in any of NTI's affiliated money market funds. For the year ended December 31, 2009, NTI remitted $2,000 to the Fund for the investments in the Northern Institutional Funds Money Market Portfolios.

    NTI is a direct subsidiary of The Northern Trust Company, the Fund's custodian and accounting agent.

C.  ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.06% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2009, the Member Shares and Reward
    Shares incurred administration and servicing fees, paid or payable to the
    Manager, of $930,000 and $454,000, respectively.

    In addition to the services provided under its Administration and Servicing
    Agreement with the Fund, the Manager also provides

================================================================================

54  | USAA S&P 500 INDEX FUND

================================================================================

    certain compliance and legal services for the benefit of the Fund. The
    Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the year ended December 31,
    2009, the Fund reimbursed the Manager $93,000 for these compliance and legal services. These expenses are included in the professional fees on the
    Fund's statement of operations.

D.  EXPENSE LIMITATION -- The Manager has voluntarily agreed to limit the annual expenses of the Member Shares and the Reward Shares to 0.25% and
    0.09%, respectively, of their annual average net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of those amounts. The Manager may modify or terminate this voluntary agreement at any time. For the year ended December 31, 2009, the Fund incurred reimbursable expenses from the Manager for the Member Shares and the Reward
    Shares of $2,353,000 and $1,092,000, respectively, of which $206,000 in total was receivable from the Manager.

    In addition, NTI has contractually agreed to reimburse the Fund for all license fees paid by the Fund to Standard & Poor's, in amounts not exceeding the annual rate of 0.001% of the average daily net assets of the
    Fund. For the year ended December 31, 2009, the Fund incurred reimbursable expenses from NTI for the Member Shares and the Reward Shares of $15,000
    and $8,000, respectively.

E.  TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA
    Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $20 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2009, the
    Fund incurred transfer agent's fees, paid or payable to SAS for the Member
    Shares and Reward Shares, of $3,267,000 and $438,000, respectively.
    Additionally, for the year ended December 31, 2009, the Fund's Reward
    Shares recorded a receivable from SAS for a capital contribution of $23,000 for adjustments related to corrections to shareholder transactions.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

F.  UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The
    Manager receives no commissions or fees for this service.

G.  ACCOUNT MAINTENANCE FEE -- SAS assesses a $10 annual account maintenance fee to allocate part of the fixed cost of maintaining shareholder accounts.
    This fee is charged directly to the shareholders' accounts and does not impact the Fund. The fee is waived on accounts with balances of $10,000 or more.

(8) TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

The Fund is one of 13 USAA mutual funds in which the affiliated Target Funds may invest. The Target Funds do not invest in the Fund for the purpose of exercising management or control. As of December 31, 2009, the Fund recorded a receivable for capital shares sold of $224,000 for the Target Funds' purchase of the Fund's
Reward Shares. As of December 31, 2009, the Target Funds owned the following percent of the total outstanding shares of the Fund:

                                                                   OWNERSHIP %
------------------------------------------------------------------------------
USAA Target Retirement Income Fund                                     0.1%
USAA Target Retirement 2020 Fund                                       0.3
USAA Target Retirement 2030 Fund                                       0.7
USAA Target Retirement 2040 Fund                                       0.7
USAA Target Retirement 2050 Fund                                       0.3

(9) SUBSEQUENT EVENTS

Events or transactions that occur after the balance sheet date but before the financial statements are issued are categorized as recognized or non-recognized for financial statement purposes. The Manager has evaluated subsequent events through February 17, 2010, the date the financial statements were issued, and has determined there were no events that required recognition or disclosure in the Fund's financial statements.

================================================================================

56  | USAA S&P 500 INDEX FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS -- MEMBER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         YEAR ENDED DECEMBER 31,
                                      ---------------------------------------------------------------
                                            2009         2008         2007          2006         2005
                                      ---------------------------------------------------------------

Net asset value at
  beginning of period                 $    13.51   $    21.98   $    21.24    $    18.70   $    18.15
                                      ---------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                      .30          .39          .39           .35          .30
  Net realized and unrealized
    gain (loss)                             3.20        (8.47)         .74          2.53          .55
                                      ---------------------------------------------------------------
Total from investment operations            3.50        (8.08)        1.13          2.88          .85
                                      ---------------------------------------------------------------
Less distributions from:
  Net investment income                     (.30)        (.39)        (.39)         (.34)        (.30)
                                      ---------------------------------------------------------------
Net asset value at end of period      $    16.71   $    13.51   $    21.98    $    21.24   $    18.70
                                      ===============================================================
Total return (%)*                          26.28       (37.13)        5.32(a)      15.54         4.77
Net assets at end of period (000)     $1,831,645   $1,446,160   $2,315,340    $2,248,677   $2,292,568
Ratios to average net assets:**
  Expenses (%)(b),(c)                        .25          .23          .19(a)        .19          .19
  Expenses, excluding
    reimbursements (%)(c)                    .40          .37          .33           .34          .33
  Net investment income (%)                 2.11         2.12         1.76          1.73         1.68
Portfolio turnover (%)                         5            3            5             4            6

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period; does not reflect $10 annual account maintenance fee. Includes adjustments in accordance with U.S.
    generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended December 31, 2009, average net assets were
    $1,554,451,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Member
    Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Member Shares' total return or ratio of expenses to average net assets.
(b) Effective May 1, 2008, the Manager voluntarily agreed to reimburse the
    Member Shares for expenses in excess of 0.25% of their annual average net assets. Prior to May 1, 2008, the Manager voluntarily agreed to reimburse the Member Shares for expenses in excess of 0.19% of their annual average net assets from October 1, 2004, through April 30, 2008.
(c) Reflects total operating expenses of the Member Shares before reductions of any expenses paid indirectly. The Member Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- REWARD SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                         YEAR ENDED DECEMBER 31,
                                     -------------------------------------------------------------
                                         2009         2008         2007          2006         2005
                                     -------------------------------------------------------------

Net asset value at
  beginning of period                $  13.51     $  21.99   $    21.25      $  18.70     $  18.15
                                     -------------------------------------------------------------
Income (loss) from investment
  operations:
  Net investment income                   .32          .41          .41           .36          .32
  Net realized and unrealized
    gain (loss)                          3.20        (8.48)         .74          2.55          .55
                                     -------------------------------------------------------------
Total from investment operations         3.52        (8.07)        1.15          2.91          .87
                                     -------------------------------------------------------------
Less distributions from:
  Net investment income                  (.32)        (.41)        (.41)         (.36)        (.32)
                                     -------------------------------------------------------------
Net asset value at end of period     $  16.71     $  13.51   $    21.99      $  21.25     $  18.70
                                     =============================================================
Total return (%)*                       26.47       (37.07)        5.42(a)      15.71         4.86
Net assets at end of period (000)    $894,035     $697,750   $1,040,077      $952,147     $506,999
Ratios to average net assets:**
  Expenses (%)(b),(c)                     .09          .09          .09(a)        .09          .09
  Expenses, excluding
    reimbursements (%)(c)                 .23          .21          .20           .20          .19
  Net investment income (%)              2.26         2.27         1.86          1.85         1.78
Portfolio turnover (%)                      5            3            5             4            6

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the year ended December 31, 2009, average net assets were $759,792,000.
(a) For the year ended December 31, 2007, SAS voluntarily reimbursed the Reward
    Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Reward Shares' total return or ratio of expenses to average net assets.
(b) Effective October 1, 2004, the Manager voluntarily agreed to reimburse the
    Reward Shares for expenses in excess of 0.09% of their average annual net assets.
(c) Reflects total operating expenses of the Reward Shares before reductions of any expenses paid indirectly. The Reward Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

58  | USAA S&P 500 INDEX FUND

================================================================================

EXPENSE EXAMPLE

December 31, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as account maintenance fees, wire fees, redemption fees, and low balance fees;
and indirect costs, including management fees, transfer agency fees, and other
Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2009, through
December 31, 2009.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Actual expenses in the table on the next page do not reflect the effect of the annual $10.00 account maintenance fee that is assessed on accounts with balances of less than $10,000, at a rate of $2.50 per quarter. To include the effect of this fee on the expenses that you paid, add $5.00 ($2.50 for two quarters) to your calculated estimated expenses. If you are currently assessed this fee, your ending account value reflects the quarterly deduction from your account.

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of
5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as account maintenance fees, wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                              BEGINNING          ENDING             DURING PERIOD*
                                            ACCOUNT VALUE     ACCOUNT VALUE         JULY 1, 2009 -
                                            JULY 1, 2009    DECEMBER 31, 2009     DECEMBER 31, 2009
                                           --------------------------------------------------------

MEMBER SHARES
Actual                                        $1,000.00         $1,224.70               $1.40

Hypothetical
  (5% return before expenses)                  1,000.00          1,023.95                1.28

REWARD SHARES
Actual                                         1,000.00          1,225.60                0.50

Hypothetical
  (5% return before expenses)                  1,000.00          1,024.75                0.46

* Expenses are equal to the Fund's annualized expense ratio of 0.25% for Member
  Shares and 0.09% for Reward Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period).
  The Fund's actual ending account values are based on its actual total returns of 22.47% for Member Shares and 22.56% for Reward Shares for the six-month period of July 1, 2009, through December 31, 2009.

================================================================================

60  | USAA S&P 500 INDEX FUND

================================================================================

TRUSTEES' AND OFFICERS' INFORMATION

TRUSTEES AND OFFICERS OF THE TRUST
--------------------------------------------------------------------------------

The Board of Trustees of the Trust consists of six Trustees. These Trustees and the Trust's Officers supervise the business affairs of the USAA family of funds.
The Board of Trustees is responsible for the general oversight of the funds'
business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Trustees periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Trustee shall be 20 years or until the
Trustee reaches age 70. All members of the Board of Trustees shall be presented to shareholders for election or re-election, as the case may be, at least once every five years. Vacancies on the Board of Trustees can be filled by the action of a majority of the Trustees, provided that at least two-thirds of the Trustees have been elected by the shareholders.

Set forth below are the Trustees and Officers of the Trust, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Trustees of the USAA family of funds consisting of one registered investment company offering 46 individual funds as of December 31, 2009. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road,
San Antonio, TX 78288.

If you would like more information about the funds' Trustees, you may call (800)
531-USAA (8722) to request a free copy of the funds' statement of additional information (SAI).

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  61

================================================================================

INTERESTED TRUSTEE(1)
--------------------------------------------------------------------------------

CHRISTOPHER W. CLAUS(2, 4)
Trustee
Born: December 1960
Year of Election or Appointment: 2001

Chair of the Board of Directors, IMCO (11/04-present); President, IMCO
(2/01-10/09); Chief Investment Officer, IMCO (2/07-2/08); Chief Executive
Officer, IMCO (2/01-2/07); Chair of the Board of Directors, USAA Financial
Advisors, Inc. (FAI) (1/07-present); President, FAI (12/07-10/09); President,
Financial Advice and Solutions Group (FASG) USAA (9/09-present); President,
Financial Services Group, USAA (1/07-9/09). Mr. Claus serves as Chair of the
Board of Directors of USAA Investment Corporation, USAA Shareholder Account
Services (SAS), USAA Financial Planning Services Insurance Agency, Inc. (FPS),
and FAI. He also is Vice Chair for USAA Life Insurance Company (USAA Life).

NON-INTERESTED (INDEPENDENT) TRUSTEES
--------------------------------------------------------------------------------

BARBARA B. DREEBEN(3, 4, 5, 6)
Trustee
Born: June 1945
Year of Election or Appointment: 1994

President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

62  | USAA S&P 500 INDEX FUND

================================================================================

ROBERT L. MASON, PH.D.(3, 4, 5, 6)
Trustee
Born: June 1946
Year of Election or Appointment: 1997

Institute Analyst, Southwest Research Institute (3/02-present), which focuses in the fields of technological research. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

BARBARA B. OSTDIEK, PH.D.(3, 4, 5, 6, 7)
Trustee
Born: March 1964
Year of Election or Appointment: 2007

Academic Director of the El Paso Corporation Finance Center at Jesse H. Jones
Graduate School of Management at Rice University (7/02-present); Associate
Professor of Finance at Jesse H. Jones Graduate School of Management at Rice
University (7/01-present). Dr. Ostdiek holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

MICHAEL F. REIMHERR(3, 4, 5, 6)
Trustee
Born: August 1945
Year of Election or Appointment: 2000

President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  63

================================================================================

RICHARD A. ZUCKER(2, 3, 4, 5, 6)
Trustee and Chair of the Board of Trustees
Born: July 1943
Year of Election or Appointment: 1992(+)

Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

   (1) Indicates the Trustee is an employee of IMCO or affiliated companies and is considered an "interested person" under the Investment Company Act of
       1940.
   (2) Member of Executive Committee
   (3) Member of Audit Committee
   (4) Member of Pricing and Investment Committee
   (5) Member of Corporate Governance Committee
   (6) The address for all non-interested trustees is that of the USAA Funds,
       P.O. Box 659430, San Antonio, TX 78265-9430.
   (7) Dr. Ostdiek was appointed the Audit Committee Financial Expert for the
       Funds' Board in November 2008.
   (+) Mr. Zucker was elected as Chair of the Board in 2005.

================================================================================

64  | USAA S&P 500 INDEX FUND

================================================================================

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

DANIEL S. McNAMARA
Vice President
Born: June 1966
Year of Appointment: 2009

President and Director, IMCO, FAI, FPS, and SAS (10/09-present); President, Banc of America Investment Advisors (9/07-9/09); Managing Director, Planning and
Financial Products Group, Bank of America (9/01-9/09).

CLIFFORD A. GLADSON
Vice President
Born: November 1950
Year of Appointment: 2002

Senior Vice President, Fixed Income Investments, IMCO (9/02-present). Mr.Gladson also serves as a Director for SAS.

JOHN P. TOOHEY
Vice President
Born: March 1968
Year of Appointment: 2009

Vice President, Equity Investments, IMCO (2/09-present); Managing Director, AIG
Investments (12/00-1/09).

MARK S. HOWARD
Secretary
Born: October 1963
Year of Appointment: 2002

Senior Vice President and Deputy General Counsel, Business & Regulatory
Services, USAA (10/08-present); Senior Vice President, USAA Life/IMCO/ FPS
General Counsel, USAA (10/03-10/08). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life, FAI, and FPS,
and is an Assistant Secretary of USAA, IMCO, and SAS.

================================================================================

                                       TRUSTEES' AND OFFICERS' INFORMATION |  65

================================================================================

ROBERTO GALINDO, JR.
Treasurer
Born: November 1960
Year of Appointment: 2000

Assistant Vice President, Portfolio Accounting/Financial Administration, USAA
(12/02-present); Assistant Treasurer, USAA family of funds (7/00-2/08).

CHRISTOPHER P. LAIA
Assistant Secretary
Born: January 1960
Year of Appointment: 2008

Vice President, FASG General Counsel, USAA (10/08-present); Vice President,
Securities Counsel, USAA (6/07-10/08); General Counsel, Secretary, and Partner,
Brown Advisory (6/02-6/07). Mr. Laia also holds the Officer positions of Vice
President and Secretary, IMCO and SAS, and Vice President and Assistant
Secretary, FAI and FPS.

WILLIAM A. SMITH
Assistant Treasurer
Born: June 1948
Year of Appointment: 2009

Vice President, Senior Financial Officer, and Treasurer, FASG, FAI, and SAS
(2/09-present); Senior Financial Officer, USAA Life (2/07-present); consultant,
Robert Half/Accounttemps (8/06-1/07); Chief Financial Officer, California State
Automobile Association (8/04-12/05).

JEFFREY D. HILL
Chief Compliance Officer
Born: December 1967
Year of Appointment: 2004

Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present).

   (1) Indicates those Officers who are employees of IMCO or affiliated companies and are considered "interested persons" under the Investment
       Company Act of 1940.

================================================================================

66  | USAA S&P 500 INDEX FUND

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the
Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the
SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM;
and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

        USAA
        9800 Fredericksburg Road                              --------------
        San Antonio, TX 78288                                    PRSRT STD
                                                               U.S. Postage
                                                                   PAID
                                                                   USAA
                                                              --------------

>>  SAVE PAPER AND FUND COSTS
    At USAA.COM click: MY DOCUMENTS
    Set preferences to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
         USAA       WE KNOW WHAT IT MEANS TO SERVE.(R)

    ============================================================================
    29237-0210                               (C)2010, USAA. All rights reserved.

ITEM 2.  CODE OF ETHICS.

On September 24, 2009, the Board of Trustees of USAA Mutual Funds Trust approved a Code of Ethics  (Sarbanes  Code)  applicable  solely to its  senior  financial officers,  including its principal  executive  officer  (President),  as defined under  the  Sarbanes-Oxley  Act of  2002  and  implementing  regulations  of the
Securities and Exchange  Commission.  A copy of the Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No  waivers (explicit  or  implicit)  have been  granted from a provision of the
Sarbanes Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

On  November  18,  2008,  the  Board of  Trustees  of USAA  Mutual  Funds  Trust
designated  Dr.  Barbara  B.  Ostdiek,  Ph.D.  as the  Board's  audit  committee financial expert. Dr. Ostdiek has served as an Associate Professor of Management at Rice  University  since  2001.  Dr.  Ostdiek also has  served as an  Academic
Director at El Paso  Corporation  Finance  Center since 2002.  Dr. Ostdiek is an independent  trustee who serves as a member of the Audit Committee,  Pricing and
Investment  Committee  and the  Corporate  Governance  Committee of the Board of
Trustees of USAA Mutual Funds Trust.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Funds Trust, consists of 46 funds in all. Only 10 funds of the Registrant have a fiscal year-end of December 31 and are included within this report (the Funds). The aggregate fees accrued or billed by the  Registrant's  independent  auditor,  Ernst & Young  LLP,  for  professional services rendered for the audit of the Registrant's annual financial  statements and services provided in connection with statutory and regulatory filings by the
Registrant for the Funds for fiscal years ended December 31,  2009 and 2008 were
$262,287 and $244,927, respectively.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid to Ernst & Young,  LLP by USAA Shareholder  Account Services (SAS) for professional  services  rendered for audit related services  related to the annual study of internal  controls of the transfer agent for fiscal years ended December 31, 2009 and 2008 were $61,513 and $63,500, respectively. All services were preapproved by the Audit Committee.

(c) TAX FEES.  No such fees were  billed by Ernst & Young LLP for the  review of federal,  state and city income and tax returns and excise tax  calculations for fiscal years ended December 31, 2009 and 2008.

(d) ALL OTHER  FEES.  No such fees were  billed by Ernst & Young LLP for  fiscal years ended December 31, 2009 and 2008.

(e)(1) AUDIT COMMITTEE  PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the
Audit Committee. The Audit Committee Charter also permits the Chair of the Audit
Committee  to  pre-approve  any  permissible  non-audit  service  that  must  be commenced  prior to a scheduled  meeting of the Audit  Committee.  All non-audit services were pre-approved by the Audit Committee or its Chair,  consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The  aggregate  non-audit  fees  billed  by Ernst & Young  LLP for  services rendered to the Registrant and the Registrant's  investment  adviser,  IMCO, and the Funds' transfer agent, SAS, for December 31, 2009 and 2008 were $104,896 and
$108,000, respectively.

(h) Ernst & Young LLP provided  non-audit services to IMCO in 2009 and 2008 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly  related to the  operations  of the  Registrant's
Funds. The Board of Trustees will consider Ernst & Young LLP's  independence and will  consider  whether the  provision  of these  non-audit  services to IMCO is compatible with maintaining Ernst & Young LLP's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership  on the  Board  as  independent  directors.  Currently,  there  is no procedure for shareholders to recommend candidates to serve on the Board.

ITEM 11.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded,  processed,  summarized  and reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls  subsequent  to the date of their  evaluation.  The only  change to the procedures  was to  document  the  annual  disclosure  controls  and  procedures established for the new section of the shareholder reports detailing the factors considering by the Trust's Board in approving the Trust's advisory agreements.

ITEM 12.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:

                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUNDS TRUST

I.       PURPOSE OF THE CODE OF ETHICS

         USAA Mutual  Funds Trust (the Trust or the Funds) has adopted this code of ethics (the Code) to comply with  Section  406 of the  Sarbanes-Oxley  Act of
2002 (the Act) and  implementing  regulations  of the  Securities  and  Exchange
Commission (SEC). The Code applies to the Trust's Principal  Executive  Officer,
Principal  Financial  Officer and Principal  Accounting  Officer (each a Covered
Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
              -   honest and ethical conduct,  including the ethical handling of actual or apparent  conflicts of interest  between the Covered
                  Officers' personal and professional relationships;
              -   full, fair, accurate,  timely and understandable disclosure in reports and  documents  that the Trust files with,  or submits to,  the SEC and in other  public  communications  made by the
                  Trust;
              -   compliance with applicable laws and governmental rules and regulations;
              -   prompt  internal  reporting of  violations  of the Code to the
                  Chief Legal  Officer of the Trust,  the President of the Trust
                  (if the violation  concerns the  Treasurer),  the CEO of USAA, and if deemed  material to the Funds'  financial  condition or reputation, the Chair of the Trust's Board of Trustees; and
              -   accountability for adherence to the Code.

         Each  Covered  Officer  should  adhere to a high  standard  of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST

         A.  DEFINITION OF A CONFLICT OF INTEREST.

         A conflict of interest exists when a Covered Officer's private interest influences,  or reasonably appears to influence,  the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example,  a  conflict  of  interest  could  arise if a  Covered  Officer,  or an immediate family member,  receives  personal  benefits as a result of his or her position with the Funds.

         Certain  conflicts  of  interest  arise  out of  relationships  between
Covered  Officers and the Funds and are already  subject to conflict of interest provisions  in the  Investment  Company  Act of  1940  (the  1940  Act)  and the
Investment  Advisers  Act of 1940  (the  Advisers  Act).  For  example,  Covered
Officers  may not  individually  engage in certain  transactions  with the Funds because of their status as  "affiliated  persons" of the Funds.  The USAA Funds'
and  USAA  Investment   Management  Company's  (IMCO)  compliance  programs  and
procedures are designed to prevent, or identify and correct, violations of these provisions.  This Code does not, and is not intended to, repeat or replace these programs and  procedures,  and such  conflicts fall outside of the parameters of this Code.

         Although  typically not presenting an opportunity for improper personal benefit,  conflicts  could  arise  from,  or as a  result  of,  the  contractual relationships  between the Funds and IMCO of which the Covered Officers are also officers  or  employees.  As a result,  this Code  recognizes  that the  Covered
Officers  will, in the normal course of their duties  (whether  formally for the
Funds or for IMCO,  or for both),  be  involved  in  establishing  policies  and implementing  decisions that will have different  effects on IMCO and the Funds.
The  participation  of Covered  Officers in such  activities  is inherent in the contractual  relationship  between the Funds and IMCO and is consistent with the performance  by the Covered  Officers of their  duties as officers of the Funds.
Thus,  if performed in  compliance  with the  provisions of the 1940 Act and the
Advisers Act, such activities will be deemed to have been handled ethically.

         B.  GENERAL  RULE.  Covered  Officers  Should Avoid Actual and Apparent
             Conflicts of Interest.

         Conflicts of interest,  other than the  conflicts  described in the two preceding  paragraphs,  are covered by the Code.  The  following  list  provides examples of conflicts of interest  under the Code, but Covered  Officers  should keep in mind that these examples are not exhaustive.  The overarching  principle is that  the  personal  interest  of a  Covered  Officer  should  not be  placed improperly before the interest of the Funds and their shareholders.

         Each Covered  Officer must not engage in conduct  that  constitutes  an actual conflict of interest between the Covered Officer's  personal interest and the interests of the Funds and their shareholders.  Examples of actual conflicts of interest are listed below but are not  exclusive.  Each Covered  Officer must not:

         -    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby  the  Covered  Officer  would  benefit  personally  to the detriment of the Funds and their shareholders;
         -    cause the Funds to take action,  or fail to take  action,  for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         -    accept gifts, gratuities,  entertainment or any other benefit from any  person  or entity  that does  business  or is  seeking  to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         -    accept gifts, gratuities,  entertainment or any other benefit with a market value over $100 per person,  per year,  from or on behalf of any person or entity that does,  or seeks to do,  business with or on behalf of the Funds.
              -       EXCEPTION.  Business-related  entertainment such as meals, and tickets to sporting or  theatrical  events,  which are
                      infrequent   and  not  lavish  are   excepted   from  this
                      prohibition.  Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value,  incidental to the business, and not so
                      frequent  as  to  raise  any   question   of   impropriety
                      (Customary Business Entertainment).

         Certain  situations  that could present the appearance of a conflict of interest  should  be  discussed  with,  and  approved  by,  or  reported  to, an appropriate person. Examples of these include:

         -    service as a director  on the board or an officer of any public or private company,  other than a USAA company or the Trust,  must be approved  by  the  USAA  Funds'  and  Investment  Code  of  Ethics
              Committee and reported to the Trust.
         -    the receipt of any non-nominal (I.E.,  valued over $25) gifts from any person or entity with which a Trust has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes  of this  Code,  the  individual  holding  the  title  of
              Secretary of the Trust shall be considered the Chief Legal Officer of the Trust.
         -    the receipt of any business-related  entertainment from any person or entity  with  which  the  Funds  have  current  or  prospective business  dealings  must be approved in advance by the Chief Legal
              Officer unless such entertainment  qualifies as Customary Business
              Entertainment.
         -    any  ownership  interest  in,  or  any  consulting  or  employment relationship  with, any of the Trust's  service  providers,  other than IMCO or any other USAA  company,  must be approved by the CEO of USAA and reported to the Trust's Board.
         -    any material direct or indirect financial interest in commissions, transaction  charges  or spreads  paid by the Funds for  effecting portfolio  transactions  or for selling or redeeming  shares other than an interest  arising from the Covered  Officer's  employment, such as compensation or equity ownership should be approved by the
              CEO of USAA and reported to the Trust's Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS

            -     Each  Covered  Officer  should  familiarize  himself  with the disclosure  requirements  applicable  to the  Funds,  and  the procedures  and policies  implemented  to promote full,  fair, accurate, timely and understandable disclosure by the Trust.
            -     Each Covered  Officer  should not knowingly  misrepresent,  or cause others to misrepresent, facts about the Funds to others, whether  within or outside the Funds,  including to the Funds'
                  Trustees  and  auditors,  and  to  government  regulators  and self-regulatory organizations.
            -     Each Covered Officer should, to the extent  appropriate within his area of  responsibility,  consult with other  officers and employees  of the Funds  and IMCO  with the goal of  promoting full, fair, accurate,  timely and understandable disclosure in the  reports  and  documents  filed  by  the  Trust  with,  or submitted to, the SEC, and in other public communications made by the Funds.
            -     Each Covered Officer is responsible  for promoting  compliance with the  standards  and  restrictions  imposed by  applicable laws, rules and regulations, and promoting compliance with the
                  USAA Funds' and IMCO's operating policies and procedures.
            -     A Covered  Officer  should not  retaliate  against  any person who reports a potential  violation of this Code in good faith.
            -     A Covered  Officer  should notify the Chief  Legal  Officer promptly if he knows of any  violation  of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY

         A.     INTERPRETATION OF THE CODE. The Chief Legal Officer of the Trust
                is responsible for applying this Code to specific  situations in which  questions are presented under it and has the authority to interpret the Code in any particular situation.  The Chief Legal
                Officer should consult, if appropriate,  the USAA Funds' outside counsel or counsel for the Independent  Trustees.  However,  any approvals  or  waivers  sought  by a  Covered  Officer  will  be reported  initially to the CEO of USAA and will be considered by the Trust's Board of Trustees.

         B.       REQUIRED REPORTS

                  -  EACH COVERED OFFICER MUST:
                     -  Upon  adoption  of the Code,  affirm  in  writing to the
                        Board that he has received, read and understands the
                        Code.
                     -  Annually  thereafter affirm to the Chief Legal Officer
                        that he has complied with the requirements of the Code.

                  -  THE CHIEF LEGAL OFFICER MUST:
                     -  report to the Board about any matter or situation
                        submitted by a Covered Officer for interpretation under
                        the Code, and the advice given by the Chief Legal
                        Officer;
                     -  report  annually  to the Board and the  Corporate
                        Governance  Committee  describing any issues that arose
                        under the Code,  or informing the Board and Corporate
                        Governance Committee that no reportable issues occurred
                        during the year.

         C.       INVESTIGATION PROCEDURES

         The Funds will follow these procedures in  investigating  and enforcing this Code:

         -        INITIAL   COMPLAINT.   All   complaints  or  other   inquiries
                  concerning  potential  violations of the Code must be reported to the Chief Legal  Officer.  The Chief Legal Officer shall be responsible  for  documenting  any complaint.  The Chief Legal
                  Officer also will report  immediately  to the President of the
                  Trust (if the complaint  involves the  Treasurer),  the CEO of
                  USAA and the  Chair of the  Trust's  Audit  Committee  (if the
                  complaint  involves  the  President)  any  material  potential violations  that could  have a  material  effect on the Funds'
                  financial  condition or reputation.  For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         -        INVESTIGATIONS.   The  Chief  Legal   Officer  will  take  all
                  appropriate  action to  investigate  any  potential  violation unless the CEO of USAA  directs  another  person to  undertake such investigation. The Chief Legal Officer may utilize USAA's
                  Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Trust's  outside counsel or the counsel to the Independent
                  Trustees (if any) to  participate in any  investigation  under this Code.
         -        STATUS  REPORTS.  The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the
                  Code that could have a material effect on the Funds' financial condition or reputation,  and quarterly  updates regarding all other alleged violations of the Code.
         -        VIOLATIONS OF THE CODE.  If after investigation, the Chief
                  Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the CEO of USAA the nature of the violation, and his
                  recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation
                  could materially affect the Funds' financial condition or
                  reputation, the Chief Legal Officer also will notify the Chair of the Trust's Audit Committee.  The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate.  Appropriate
                  action could include: (1) review of, and modifications to, the
                  Code or other applicable policies or procedures;
                  (2) notifications to appropriate personnel of IMCO or USAA;
                  (3) dismissal of the Covered Officer; and/or (4) other
                  disciplinary actions including reprimands or fines.
                  -        The  Board  of  Trustees   understands  that  Covered
                           Officers  also are subject to USAA's Code of Business
                           Conduct.  If a violation  of this Code also  violates
                           USAA's Code of Business Conduct,  these procedures do
                           not limit or restrict  USAA's  ability to  discipline
                           such  Covered  Officer  under USAA's Code of Business
                           Conduct.  In that event, the Chairman of the Board of
                           Trustees will report to the Board the action taken by
                           USAA with respect to a Covered Officer.

V.       OTHER POLICIES AND PROCEDURES

         This Code  shall be the sole code of  ethics  adopted  by the Funds for purposes of Section 406 of the Act and the implementing  regulations  adopted by the SEC  applicable to registered  investment  companies.  If other policies and procedures of the Trust,  IMCO, or other service  providers govern or purport to govern the behavior or activities of Covered  Officers,  they are  superseded by this Code to the extent that they  overlap,  conflict  with, or are more lenient than the provisions of this Code. The Investment  Code of Ethics  (designated to address  1940 Act and  Advisers  Act  requirements)  and  IMCO's  more  detailed compliance  policies and procedures  (including its Insider  Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not  part of this  Code.  Also,  USAA's  Code of  Conduct  imposes  separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS

         Any amendment to this Code,  other than  amendments to Appendix A, must be approved or ratified by majority vote of the Board of Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION

         The Chief Legal Officer shall retain material  investigation  documents and reports  required to be prepared  under the Code for six years from the date of the  resolution of any such  complaint.  All reports and records  prepared or maintained  pursuant to this Code will be considered  confidential  and shall be maintained  and protected  accordingly.  Except as otherwise  required by law or this Code,  such matters shall not be disclosed to anyone other than the Trust's
Board of Trustees and counsel for the  Independent  Trustees (if any), the Trust and its counsel,  IMCO, and other personnel of USAA as determined by the Trust's
Chief Legal Officer or the Chair of the Trust's Board of Trustees.

Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003.

Approved  and adopted by the Boards of  Directors/Trustees  of USAA Mutual Fund,
Inc., USAA Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved  and adopted by the Board of Trustees  of USAA Life  Investment  Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 15,
2005.

Approved  and  adopted as amended  by the Boards of  Directors/Trustees  of USAA
Mutual Fund,  Inc., USAA  Tax-Exempt  Fund,  Inc., USAA Investment  Trust & USAA
State Tax-Free Trust: September 14, 2005.

Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust: December 8, 2005.

Approved and adopted as amended by IMCO's Code of Ethics  Committee:  August 16,
2006.

Approved  and  adopted by the Board of  Trustees  of USAA  Mutual  Funds  Trust:
September 13, 2006.

Approved and adopted by IMCO's Code of Ethics Committee:  August 28, 2007.

Approved and adopted by the Investment Code of Ethics Committee: August 29,
2008.

Approved and adopted as amended by the Board of Trustees of USAA Mutual Funds
Trust:  September 19, 2008.

Approved and adopted by the Investment Code of Ethics Committee:  August 17,
2009.

Approved and adopted by the Board of Trustees of USAA Mutual Funds Trust:
September 24, 2009.


                                   APPENDIX A
                                COVERED OFFICERS

PRESIDENT
TREASURER


(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit
        99.CERT.

(a)(3). Not Applicable.

(b).    Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit
        99.906CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended December 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    02/26/2010
         ------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    02/26/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    02/26/2010
         ------------------------------

*Print the name and title of each signing officer under his or her signature.